UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

July 31, 2013

		Principal	Value
		Amount°	(U. S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	$905,347	$925,353
Fannie Mae Whole Loan
Series 2001-W2 6.473% 10/25/31		1,744	1,850
•Series 2002-W11 AV1 0.53% 11/25/32		10,755	10,196
Total Agency Asset-Backed Securities (cost $880,209)			937,399

Agency Collateralized Mortgage Obligations – 1.82%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		18,791	21,144
Series 2002-T4 A3 7.50% 12/25/41		188,248	215,449
Series 2002-T19 A1 6.50% 7/25/42		134,292	154,483
Series 2004-T1 1A2 6.50% 1/25/44		64,240	73,971
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		9,051	10,867
Fannie Mae REMICS
Series 1990-92 C 7.00% 8/25/20		1,105	1,235
Series 1996-46 ZA 7.50% 11/25/26		200,553	230,458
Series 2001-50 BA 7.00% 10/25/41		98,435	113,480
Series 2002-83 GH 5.00% 12/25/17		230,985	245,158
Series 2002-90 A2 6.50% 11/25/42		263,520	301,423
Series 2003-26 AT 5.00% 11/25/32		5,858,752	6,112,413
Series 2003-38 MP 5.50% 5/25/23		3,279,655	3,588,703
Series 2003-78 B 5.00% 8/25/23		20,988	22,915
Series 2003-106 WE 4.50% 11/25/22		4,111,412	4,199,601
Series 2003-122 AJ 4.50% 2/25/28		13,943	13,940
Series 2005-110 MB 5.50% 9/25/35		1,633,081	1,782,528
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,556,307
Series 2010-41 PN 4.50% 4/25/40		7,623,413	8,234,125
Series 2010-75 NA 4.00% 9/25/28		675,302	699,924
Series 2010-96 DC 4.00% 9/25/25		14,795,000	15,681,768
Series 2011-113 CP 5.00% 9/25/39		57,853	59,085
Series 2012-19 HB 4.00% 1/25/42		60,513	60,905
✗•Series 2012-122 SD 5.91% 11/25/42		11,582,698	2,969,599
✗•Series 2012-124 SD 5.96% 11/25/42		18,123,045	4,236,706
✗Series 2013-20 IH 3.00% 3/25/33		1,363,526	227,012
✗Series 2013-23 IL 3.00% 3/25/33		1,468,031	238,957
✗Series 2013-26 ID 3.00% 4/25/33		15,483,992	2,568,170
✗Series 2013-31 MI 3.00% 4/25/33		5,097,686	848,816
✗Series 2013-38 AI 3.00% 4/25/33		15,818,421	2,611,571
✗Series 2013-44 DI 3.00% 5/25/33		45,269,204	7,537,870
Fannie Mae Whole Loan
•Series 2002-W1 2A 6.756% 2/25/42		19,513	23,190
•Series 2002-W6 2A 7.008% 6/25/42		38,172	44,061
•Series 2003-W1 2A 6.806% 12/25/42		19,392	23,097
Series 2003-W10 1A4 4.505% 6/25/43		29,489	31,328
Series 2003-W15 2A7 5.55% 8/25/43		13,994	15,304
Series 2004-W11 1A2 6.50% 5/25/44		398,563	462,351
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		239,128	273,254
Series 2326 ZQ 6.50% 6/15/31		636,259	712,052
Series 2557 WE 5.00% 1/15/18		2,750,087	2,920,925
Series 2598 QD 5.50% 4/15/32		69,250	69,694
Series 2621 QH 5.00% 5/15/33		35,000	37,939
Series 2622 PE 4.50% 5/15/18		4,205,983	4,434,910
Series 2624 QH 5.00% 6/15/33		40,000	43,248
Series 2687 PG 5.50% 3/15/32		42,554	42,576
Series 2717 MH 4.50% 12/15/18		73,722	78,027
Series 2762 LG 5.00% 9/15/32		2,248,330	2,288,395
Series 2809 DC 4.50% 6/15/19		1,467,963	1,548,952
Series 3123 HT 5.00% 3/15/26		47,715	52,228
Series 3131 MC 5.50% 4/15/33		257,471	258,691
Series 3150 EQ 5.00% 5/15/26		45,000	49,318
Series 3171 MG 6.00% 8/15/34		742,260	750,335
Series 3173 PE 6.00% 4/15/35		383,818	394,525
Series 3416 GK 4.00% 7/15/22		102,584	105,072
Series 3656 PM 5.00% 4/15/40		11,118,918	12,178,695
Series 4065 DE 3.00% 6/15/32		1,626,000	1,625,481
Series 4122 LI 3.00% 10/15/27		517,117	67,038
✗•Series 4148 SA 5.909% 12/15/42		19,080,501	4,576,460
✗Series 4185 LI 3.00% 3/15/33		11,437,324	1,907,374
✗Series 4191 CI 3.00% 4/15/33		4,613,684	771,522

•Freddie Mac Strip Series 19 F 1.06% 6/1/28	5,837	5,661
tFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42	110,684	130,104
Series T-54 2A 6.50% 2/25/43	30,185	36,035
Series T-58 2A 6.50% 9/25/43	685,457	766,778
•Series T-60 1A4C 4.912% 3/25/44	6,162	6,218
GNMA Series 2010-113 KE 4.50% 9/20/40	20,392,264	22,247,349
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	9,280,000	9,637,057
Vendee Mortgage Trust Series 2000-1 1A 6.519% 1/15/30	7,547	8,700
Total Agency Collateralized Mortgage Obligations (cost $135,716,783)		138,242,527

Agency Mortgage-Backed Securities – 17.69%
Fannie Mae
4.50% 5/1/41	5,034,544	5,276,142
6.50% 8/1/17	97,033	107,283
7.00% 11/15/16	21,715	22,025
•Fannie Mae ARM
1.875% 7/1/33	72,925	76,188
2.022% 11/1/24	2,832	2,943
2.235% 1/1/36	100,769	105,534
2.296% 12/1/33	4,283	4,473
2.397% 6/1/34	89,758	95,174
2.402% 10/1/33	84,419	86,672
2.407% 6/1/37	9,910	10,571
2.428% 4/1/36	1,021	1,090
2.454% 3/1/38	12,049	12,745
2.464% 8/1/34	7,853	8,298
2.495% 6/1/36	163,466	176,099
2.517% 4/1/37	1,340,627	1,426,475
2.527% 6/1/34	1,988	2,099
2.547% 4/1/36	477,948	505,905
2.604% 4/1/36	304,420	321,559
2.715% 11/1/32	553	586
2.782% 11/1/35	130,123	138,276
2.81% 11/1/35	616,213	654,425
3.95% 8/1/36	48,369	52,102
4.296% 7/1/36	2,846	3,085
4.984% 9/1/38	487,366	522,895
5.01% 5/1/36	234,328	252,819
5.157% 8/1/35	85,453	91,497
5.233% 7/1/36	66,957	72,132
5.306% 11/1/33	184,178	195,160
5.818% 8/1/37	554,021	596,371
Fannie Mae Relocation 15 yr 4.00% 9/1/20	260,841	270,877
Fannie Mae Relocation 30 yr
4.00% 3/1/35	5,635	5,786
5.00% 9/1/33	194,865	207,803
5.00% 11/1/33	112,020	119,458
5.00% 1/1/34	8,652	9,228
5.00% 11/1/34	48,835	52,093
5.00% 4/1/35	182,171	194,368
5.00% 10/1/35	128,080	136,656
5.00% 1/1/36	222,947	237,875
Fannie Mae S.F. 10 yr 6.00% 9/1/17	7,931	8,295

Fannie Mae S.F. 15 yr
2.50% 11/1/27	201,169	201,209
2.50% 2/1/28	12,417,329	12,424,598
2.50% 4/1/28	94,296	94,337
2.50% 5/1/28	2,301,043	2,302,037
3.00% 3/1/27	7,193,240	7,406,728
3.00% 6/1/27	59,889	61,663
3.00% 8/1/27	5,222,679	5,378,924
3.00% 11/1/27	3,035,931	3,126,800
3.00% 4/1/28	33,817	34,845
3.00% 5/1/28	1,501,190	1,546,906
3.50% 7/1/26	6,024,422	6,330,240
3.50% 10/1/26	5,504,096	5,773,121
4.00% 11/1/25	16,891,850	18,122,289
4.50% 3/1/19	50,280	53,571
4.50% 7/1/20	22,438	23,910
5.00% 6/1/19	49,528	52,701
5.00% 9/1/20	5,572	5,981
5.00% 5/1/21	537,923	573,454
5.50% 11/1/18	11,943	12,685
5.50% 5/1/19	90,638	96,056
5.50% 4/1/23	120,431	130,967
5.50% 6/1/23	81,358	88,370
6.00% 12/1/16	18,553	19,559
6.00% 8/1/17	39,271	41,494
6.00% 9/1/19	51,850	55,578
6.00% 3/1/21	1,534	1,669
6.00% 9/1/21	3,367,009	3,702,158
6.00% 2/1/22	82,117	89,655
6.00% 8/1/22	52,194	57,330
6.00% 2/1/23	6,412	7,021
Fannie Mae S.F. 15 yr TBA
2.50% 9/1/28	305,714,000	304,806,334
3.00% 9/1/28	157,670,000	161,753,417
3.50% 9/1/28	28,308,000	29,598,448
Fannie Mae S.F. 20 yr
3.50% 4/1/33	845,615	867,028
4.50% 9/1/23	889,425	941,944
5.00% 11/1/23	473,973	514,451
5.00% 12/1/23	17,290	18,744
5.50% 2/1/24	47,573	52,096
5.50% 12/1/24	101,680	111,525
5.50% 3/1/27	176,560	192,950
5.50% 3/1/28	188,593	206,137
5.50% 8/1/28	2,890,180	3,153,261
5.50% 12/1/29	815,778	891,901

Fannie Mae S.F. 30 yr
3.50% 4/1/42	11,858	11,967
3.50% 7/1/42	761,232	768,184
3.50% 9/1/42	315,789	319,003
3.50% 1/1/43	675,498	681,666
3.50% 6/1/43	1,823,200	1,840,518
4.00% 11/1/40	2,326,856	2,418,781
4.00% 1/1/41	11,304,939	11,751,554
4.00% 2/1/41	14,304,821	14,919,462
4.00% 3/1/41	10,728,080	11,202,189
4.00% 9/1/41	1,597,626	1,660,572
4.00% 10/1/41	7,808,515	8,117,000
4.00% 12/1/41	18,796,594	19,539,176
4.00% 3/1/42	24,435,435	25,409,514
4.00% 1/1/43	38,282,574	39,791,423
4.50% 7/1/36	1,837,839	1,946,906
4.50% 4/1/40	2,319,939	2,460,913
4.50% 8/1/40	10,063,133	10,661,554
4.50% 11/1/40	5,655,143	5,998,783
4.50% 12/1/40	2,053,400	2,178,177
4.50% 2/1/41	2,700,380	2,865,474
4.50% 3/1/41	11,571,923	12,279,395
4.50% 5/1/41	4,992,142	5,304,682
4.50% 8/1/41	11,580,564	12,288,565
4.50% 10/1/41	6,785,773	7,200,635
4.50% 11/1/41	5,890,304	6,250,420
5.00% 7/1/33	2,023	2,182
5.00% 4/1/34	315,210	345,232
5.00% 2/1/35	1,680,801	1,813,507
5.00% 6/1/35	3,411	3,676
5.00% 9/1/35	3,756	4,053
5.00% 8/1/36	5,099	5,496
5.00% 12/1/36	8,607	9,276
5.50% 3/1/34	151,866	165,914
5.50% 8/1/35	295,837	324,200
5.50% 12/1/35	84,291	92,447
5.50% 1/1/36	9,121	9,929
5.50% 9/1/36	229,792	251,491
5.50% 11/1/36	38,238	41,621
5.50% 12/1/36	219,257	238,700
5.50% 8/1/37	333,969	364,861
6.00% 10/1/33	1,344	1,484
6.00% 6/1/35	5,082	5,582
6.00% 10/1/35	50,413	55,374
6.00% 8/1/36	407,009	445,323
6.00% 9/1/36	292,965	321,297
6.00% 3/1/37	29,729	32,498
6.00% 1/1/38	234,991	257,336
6.00% 3/1/40	3,829	4,186
6.50% 2/1/36	2,019,229	2,269,221
6.50% 3/1/36	1,611,237	1,787,611
6.50% 8/1/36	2,532	2,803
6.50% 11/1/36	353,101	394,584
6.50% 8/1/37	112,252	125,170
6.50% 9/1/37	1,626,251	1,786,269
6.50% 12/1/37	118,155	131,320
6.50% 1/1/38	2,793	3,106
6.50% 10/1/38	74,228	81,630
6.50% 8/1/39	163,146	181,365
6.50% 10/1/39	45,954	51,086
7.00% 8/1/32	72,432	82,237
7.00% 9/1/32	68,738	80,101
7.00% 2/1/36	18,044	21,004
7.00% 4/1/37	15,291	17,215
7.00% 12/1/37	10,559	12,298
7.50% 1/1/31	1,612	1,920
7.50% 3/1/32	26,192	31,228
7.50% 4/1/32	29,340	34,210
7.50% 6/1/34	46,165	53,931
7.50% 10/1/34	20,409	23,703
Fannie Mae S.F. 30 yr TBA
3.00% 9/1/43	254,726,000	246,168,810
3.50% 9/1/43	131,675,000	132,374,523
4.50% 9/1/43	61,468,000	64,973,594
Freddie Mac
4.50% 1/1/41	10,402,925	10,740,247
7.00% 2/25/14	84	84
•Freddie Mac ARM
2.342% 12/1/33	289,416	305,110
2.358% 4/1/33	2,323	2,335
2.502% 7/1/36	372,266	396,783
2.512% 5/1/35	255,380	269,847
2.603% 8/1/37	8,791	9,332
2.72% 12/1/33	53,900	57,127
2.768% 2/1/37	729,745	779,863
2.769% 3/1/36	96,062	102,292
2.854% 4/1/34	24,702	26,220
5.393% 10/1/36	73,666	78,056
5.892% 10/1/37	5,021	5,386
6.206% 10/1/37	138,259	148,690
Freddie Mac Relocation 15 yr 3.50% 10/1/18	63,512	65,426
Freddie Mac Relocation 30 yr
5.00% 9/1/33	240,808	256,176
6.50% 10/1/30	715	768

Freddie Mac S.F. 15 yr
3.00% 12/1/26	187,191	192,500
4.50% 5/1/20	1,169,982	1,239,910
5.00% 6/1/18	442,226	467,714
5.00% 4/1/20	573,338	608,004
5.00% 7/1/23	119,299	128,629
5.50% 7/1/14	327	345
6.00% 4/1/17	7,070	7,591
Freddie Mac S.F. 20 yr 5.00% 10/1/23	19,914	21,321
Freddie Mac S.F. 30 yr
3.00% 11/1/42	5,667,219	5,483,634
3.50% 11/1/41	239,052	240,752
4.00% 10/1/40	6,365,795	6,605,515
4.00% 11/1/40	4,514,708	4,684,720
4.00% 12/1/40	2,511,261	2,605,829
4.00% 2/1/42	2,550,340	2,646,379
4.50% 10/1/39	7,776,120	8,196,495
4.50% 11/1/39	13,183,177	13,895,854
4.50% 3/1/42	12,036,042	12,694,446
5.00% 3/1/34	139,620	150,127
5.00% 6/1/36	28,975	31,103
5.50% 11/1/35	73,182	79,204
6.00% 2/1/36	3,365,521	3,674,048
6.00% 8/1/38	6,311,354	6,948,603
6.00% 10/1/38	8,996,766	9,808,955
6.50% 10/1/32	2,064	2,345
6.50% 8/1/38	502,180	557,931
7.00% 11/1/33	246,404	285,293
GNMA I S.F. 30 yr
7.00% 5/15/28	136,400	166,417
7.00% 12/15/34	2,787,238	3,291,966
7.50% 10/15/30	1,538	1,759
7.50% 2/15/32	460	550
9.50% 9/15/17	2,430	2,695
10.00% 7/15/17	2,497	2,510
Total Agency Mortgage-Backed Securities (cost $1,339,302,929)		1,344,305,157

Collateralized Debt Obligation – 0.13%
#CIFC Funding Series 2013-2A A1L 144A 1.476% 4/21/25	10,000,000	9,950,001
Total Collateralized Debt Obligation (cost $9,973,650)		9,950,001

Commercial Mortgage-Backed Securities – 4.49%
BAML Commercial Mortgage Securities
•Series 2006-2 A4 5.73% 5/10/45	7,622,000	8,382,051
Series 2006-4 A4 5.634% 7/10/46	16,485,000	18,101,239
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	7,786,000	8,367,054
Series 2005-T20 A4A 5.143% 10/12/42	3,000,000	3,228,048
Series 2006-PW12 A4 5.715% 9/11/38	8,134,000	8,964,896
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	8,950,000	8,523,953
•tCommercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	4,470,000	4,773,973
Series 2013-CR8 A5 3.612% 6/10/46	11,600,000	11,421,082
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.392% 2/15/39	287,777	294,601
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	19,239,000	21,342,554
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	7,041,000	6,490,478
•General Electric Capital Commercial Mortgage Series 2005-C4 A4 5.294% 11/10/45	108,000	116,615
Goldman Sachs Mortgage Securities II
•*Series 2004-GG2 A6 5.396% 8/10/38	10,047,000	10,306,223
Series 2005-GG4 A4A 4.751% 7/10/39	28,499,000	29,889,552
•Series 2006-GG6 A4 5.553% 4/10/38	8,405,000	9,144,573
#Series 2010-C1 A2 144A 4.592% 8/10/43	9,975,000	10,809,040
#•Series 2010-C1 C 144A 5.635% 8/10/43	4,640,000	4,963,306
#Series 2012-ALOHA 144A 4.049% 4/10/34	8,900,000	8,872,615
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	28,665,000	30,656,213
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-LDP5 A4 5.20% 12/15/44	10,685,000	11,535,515
Series 2011-C5 A3 4.171% 8/15/46	8,200,000	8,624,694

Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	4,391,343	4,455,901
•Series 2005-C3 4.895% 7/15/40	2,980,000	3,084,172
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	90,630	91,440
•Series 2005-CKI1 A6 5.282% 11/12/37	1,960,022	2,099,326
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A 4.989% 8/13/42	4,695,000	4,981,038
•Series 2005-HQ7 5.206% 11/14/42	13,983,000	13,882,854
•Series 2007-T27 A4 5.647% 6/11/42	18,642,500	21,073,463
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	5,545,000	6,021,504
#Timberstar Trust 144A
Series 2006-1A A 5.668% 10/15/36	9,295,000	10,408,885
Series 2006-1A C 5.884% 10/15/36	4,500,000	4,885,956
#VNO Mortgage Trust Series 2012-6AVE 144A 2.996% 11/15/30	25,355,000	23,846,809
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	6,440,000	6,040,501
Series 2013-C11 A5 3.071% 3/15/45	5,740,000	5,452,196
Series 2013-C14 A5 3.337% 6/15/46	10,380,000	10,013,347
Total Commercial Mortgage-Backed Securities (cost $337,937,950)		341,145,667

Convertible Bonds – 3.12%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	6,196,000	6,416,733
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	5,531,000	4,476,653
Alere 3.00% exercise price $43.98, expiration date 5/15/16	6,456,000	6,823,185
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	5,873,000	6,423,594
*ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	11,091,000	10,342,357
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	5,553,000	5,695,296
*#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	3,621,000	4,207,149
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	1,000,000	877,500
*2.50% exercise price $50.90, expiration date 5/15/37	2,396,000	2,304,653
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	4,620,000	6,257,213
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	6,052,000	4,425,525
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	1,902,000	4,203,420
ϕGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	9,104,000	10,247,689
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	2,346,000	6,348,874
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	6,565,000	8,756,068
*ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	7,142,000	7,633,013
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	3,100,000	3,776,188
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	3,389,000	3,835,924
Intel 3.25% exercise price $21.94, expiration date 8/1/39	4,090,000	5,084,402
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	6,983,000	7,415,073
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	4,301,000	4,637,016
#Lexington Realty Trust 144A 6.00% exercise price $6.84, expiration date 1/11/30	3,023,000	5,617,112
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	4,816,000	5,430,040
Linear Technology 3.00% exercise price $41.46 expiration date 4/30/27	5,755,000	6,251,369
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	7,108,000	8,303,033
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	695,000	0
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	2,051,000	5,244,151
Nuance Communications exercise price $32.30, expiration date 11/1/31	8,240,000	8,435,699
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	12,391,000	12,143,179
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	1,690,000	1,816,750
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	5,924,000	6,153,555
*Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	7,059,000	5,342,781
PHH 4.00% exercise price $25.80, expiration date 8/27/14	5,080,000	5,559,425
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	3,407,000	3,504,951
*#Ryman Hospitality Properties 144A 3.75% exercise price $21.96 expiration date 9/29/14	3,534,000	6,051,975
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	5,180,000	6,588,313
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	1,905,000	4,687,491
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	2,262,000	2,455,684
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	6,963,000	7,058,741
*Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	3,641,000	3,399,784
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	300,000	315,750
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	1,904,000	2,278,366
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	4,309,000	6,377,320
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	2,835,000	3,708,534
Total Convertible Bonds (cost $218,974,632)		236,911,528

Corporate Bonds – 50.89%
Automotive – 0.53%
American Axle & Manufacturing
6.25% 3/15/21		4,810,000	5,080,563
7.75% 11/15/19		142,000	161,525
#Chassix 144A 9.25% 8/1/18		805,000	843,238
*Chrysler Group 8.25% 6/15/21		5,246,000	5,862,405
Ford Motor 7.45% 7/16/31		9,269,000	11,475,476
Ford Motor Credit 12.00% 5/15/15		6,152,000	7,284,952
#International Automotive Components Group 144A 9.125% 6/1/18		49,000	49,735
#LKQ 144A 4.75% 5/15/23		420,000	403,725
Meritor 6.75% 6/15/21		2,175,000	2,175,000
Tomkins 9.00% 10/1/18		1,802,000	1,973,190
#TRW Automotive 144A 4.50% 3/1/21		4,570,000	4,570,000
			39,879,809
Banking – 7.06%
AgriBank 9.125% 7/15/19		9,678,000	12,596,924
#Banco BTG Pactual 144A 4.00% 1/16/20		9,935,000	8,544,100
#Banco do Brasil 144A 3.75% 7/25/18	EUR	8,610,000	11,366,697
*#Banco Santander Mexico 144A 4.125% 11/9/22	USD	14,635,000	13,628,844
Bancolombia
*5.125% 9/11/22		4,396,000	4,110,260
5.95% 6/3/21		3,862,000	4,045,445
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		22,738,000	21,206,232
Bank of America
3.875% 3/22/17		8,060,000	8,535,322
4.10% 7/24/23		10,410,000	10,436,691
•5.20% 12/29/49		11,550,000	10,452,750
•Bank of New York Mellon 4.50% 12/31/49		7,585,000	7,082,494
*Barclays Bank 7.625% 11/21/22		9,770,000	9,745,575
BB&T
3.95% 3/22/22		250,000	252,924
5.25% 11/1/19		19,679,000	22,101,485
*#BBVA Banco Continental 144A 3.25% 4/8/18		9,770,000	9,550,175
BBVA US Senior 4.664% 10/9/15		7,145,000	7,379,220
Branch Banking & Trust 0.592% 9/13/16		5,250,000	5,177,335
City National 5.25% 9/15/20		13,550,000	14,638,092
•Deutsche Bank 4.296% 5/24/28		400,000	363,951
•Fifth Third Bancorp 5.10% 12/31/49		11,955,000	11,327,363
•Fifth Third Capital Trust IV 6.50% 4/15/37		19,171,000	19,242,891
Goldman Sachs Group
2.90% 7/19/18		14,425,000	14,467,135
3.375% 2/1/18	CAD	5,527,000	5,357,116
#•HBOS Capital Funding 144A 6.071% 6/29/49	USD	10,276,000	9,916,340
#HSBC Bank 144A 4.75% 1/19/21		14,955,000	16,255,741
HSBC Holdings 4.00% 3/30/22		2,720,000	2,782,217
JPMorgan Chase
2.92% 9/19/17	CAD	8,630,000	8,382,048
4.25% 11/2/18	NZD	9,680,000	7,382,472
•5.15% 12/29/49	USD	3,600,000	3,357,000
KeyBank 6.95% 2/1/28		18,595,000	22,155,570
Morgan Stanley
4.10% 5/22/23		20,235,000	19,033,769
*7.375% 2/22/18	AUD	5,466,000	5,319,583
*7.60% 8/8/17	NZD	7,138,000	6,029,818
•National City Bank 0.644% 6/7/17	USD	10,350,000	10,135,082
PNC Bank 6.875% 4/1/18		17,639,000	21,219,646
•PNC Financial Services Group
*4.494% 5/29/49		12,972,000	12,988,215
4.85% 5/29/49		8,345,000	7,614,813
#•PNC Preferred Funding Trust II 144A 1.496% 3/31/49		13,400,000	11,792,000
Regions Financial 2.00% 5/15/18		10,235,000	9,864,084
Royal Bank of Scotland Group 6.10% 6/10/23		2,125,000	2,041,562
#Russian Agricultural Bank 144A 5.10% 7/25/18		6,270,000	6,304,485
#Sberbank of Russia 144A 4.95% 2/7/17		9,750,000	10,249,200
#Standard Chartered 144A 3.95% 1/11/23		14,515,000	13,652,286
State Street 3.10% 5/15/23		11,745,000	11,015,718
•SunTrust Bank 0.564% 8/24/15		6,140,000	6,054,912
SVB Financial Group 5.375% 9/15/20		5,375,000	5,882,798

#Turkiye Halk Bankasi 144A 3.875% 2/5/20	2,755,000	2,424,400
U.S. Bank 4.95% 10/30/14	4,755,000	5,004,823
*•USB Capital IX 3.50% 10/29/49	28,382,000	25,259,979
#•USB Realty 144A 1.415% 12/22/49	4,700,000	4,089,000
#Vnesheconombank 144A
*5.375% 2/13/17	2,670,000	2,850,225
6.025% 7/5/22	8,550,000	9,020,250
•Wachovia 0.638% 10/15/16	7,770,000	7,671,826
Zions Bancorp
4.50% 3/27/17	7,190,000	7,631,948
4.50% 6/13/23	7,145,000	7,106,253
7.75% 9/23/14	3,795,000	4,062,510
		536,159,594
Basic Industry – 4.22%
*AK Steel 7.625% 5/15/20	3,239,000	2,769,345
ArcelorMittal
6.125% 6/1/18	3,432,000	3,616,470
10.35% 6/1/19	12,195,000	14,786,438
#Axiall 144A 4.875% 5/15/23	2,075,000	1,979,031
#Barrick Gold 144A
2.50% 5/1/18	2,310,000	2,145,944
4.10% 5/1/23	9,905,000	8,440,575
Celanese US Holdings 6.625% 10/15/18	2,276,000	2,441,010
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20	9,240,000	10,140,900
CF Industries
6.875% 5/1/18	19,269,000	22,761,660
7.125% 5/1/20	2,841,000	3,386,884
Dow Chemical 8.55% 5/15/19	34,646,000	44,633,228
#Essar Steel Algoma 144A 9.375% 3/15/15	28,000	27,055
*#FMG Resources August 2006 144A
6.875% 2/1/18	136,000	139,230
6.875% 4/1/22	4,498,000	4,469,888
7.00% 11/1/15	3,887,000	3,993,893
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	7,225,000	6,549,397
Georgia-Pacific 8.00% 1/15/24	22,891,000	29,735,203
#Gerdau Trade 144A 4.75% 4/15/23	9,635,000	8,816,025
#Glencore Funding 144A 2.50% 1/15/19	13,705,000	12,590,057
HD Supply
#144A 7.50% 7/15/20	2,684,000	2,851,750
11.00% 4/15/20	2,855,000	3,447,413
Headwaters 7.625% 4/1/19	6,092,000	6,602,205
#Inmet Mining 144A 8.75% 6/1/20	52,000	54,860
International Paper
6.00% 11/15/41	5,465,000	6,009,123
9.375% 5/15/19	2,292,000	3,034,956
#JMC Steel Group 144A 8.25% 3/15/18	57,000	57,000
LYB International Finance 4.00% 7/15/23	15,985,000	15,896,155
LyondellBasell Industries 5.75% 4/15/24	4,000,000	4,493,392
#Masonite International 144A 8.25% 4/15/21	63,000	68,985
Mohawk Industries 6.375% 1/15/16	2,349,000	2,596,091
#New Gold 144A 6.25% 11/15/22	52,000	49,660
Norcraft Finance 10.50% 12/15/15	3,445,000	3,587,106
Nortek 8.50% 4/15/21	5,534,000	6,018,225
Novelis 8.75% 12/15/20	6,905,000	7,647,288
Nucor 4.00% 8/1/23	4,500,000	4,438,602
*#PhosAgro 144A 4.204% 2/13/18	11,553,000	11,235,293
Plains Exploration & Production 6.50% 11/15/20	10,920,000	11,765,809
#PolyOne 144A 5.25% 3/15/23	3,470,000	3,417,950
Rio Tinto Finance USA 2.25% 12/14/18	750,000	733,030
Rock Tenn
3.50% 3/1/20	2,911,000	2,872,519
4.00% 3/1/23	2,585,000	2,493,437
Rockwood Specialties Group 4.625% 10/15/20	2,109,000	2,151,180
#Ryerson 144A
9.00% 10/15/17	3,764,000	3,928,675
*11.25% 10/15/18	1,574,000	1,613,350
Southern Copper
3.50% 11/8/22	2,395,000	2,177,433
5.25% 11/8/42	7,585,000	6,069,540

#Taminco Global Chemical 144A 9.75% 3/31/20		71,000	80,408
#TPC Group 144A 8.75% 12/15/20		2,812,000	2,966,660
*#Uralkali 144A 3.723% 4/30/18		4,470,000	4,133,552
*#US Coatings Acquisition 144A 7.375% 5/1/21		4,585,000	4,768,400
Vale Overseas
5.625% 9/15/19		2,910,000	3,171,775
6.25% 1/23/17		500,000	562,775
*#Vedanta Resources 144A 6.00% 1/31/19		6,540,000	6,409,200
			320,826,030
Brokerage – 0.60%
•Bear Stearns 3.16% 4/24/14	AUD	15,000,000	13,465,038
Jefferies Group
5.125% 1/20/23	USD	6,825,000	6,920,209
6.45% 6/8/27		4,005,000	4,157,414
6.50% 1/20/43		2,575,000	2,581,685
Lazard Group 6.85% 6/15/17		16,504,000	18,473,389
			45,597,735
Capital Goods – 1.31%
#Ardagh Packaging Finance 144A 7.00% 11/15/20		4,410,000	4,354,875
Ball 4.00% 11/15/23		4,965,000	4,561,594
Berry Plastics 9.75% 1/15/21		5,165,000	6,068,875
#Cemex 144A 9.50% 6/15/18		2,295,000	2,576,138
#Cemex Finance 144A 9.50% 12/14/16		3,760,000	4,023,200
#Consolidated Container 144A 10.125% 7/15/20		2,986,000	3,135,300
#Crown Americas 144A 4.50% 1/15/23		2,075,000	1,945,313
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	USD	18,115,000	18,102,355
Kratos Defense & Security Solutions 10.00% 6/1/17		2,889,000	3,134,565
#Milacron 144A 7.75% 2/15/21		3,295,000	3,377,375
#Plastipak Holdings 144A 10.625% 8/15/19		3,613,000	3,992,365
Reynolds Group Issuer
9.00% 4/15/19		12,220,000	12,769,899
9.875% 8/15/19		110,000	119,350
#Sealed Air 144A
6.50% 12/1/20		4,145,000	4,497,325
8.375% 9/15/21		42,000	47,880
#Silver II Borrower 144A 7.75% 12/15/20		1,370,000	1,441,925
*#TransDigm 7.50% 7/15/21		3,795,000	4,032,188
#URS 144A
4.35% 4/1/17		1,267,000	1,296,643
5.50% 4/1/22		6,020,000	6,172,709
#Votorantim Cimentos 144A 7.25% 4/5/41		12,650,000	12,017,499
#Voto-Votorantim Overseas Trading Operations 6.625% 9/25/19		1,485,000	1,600,088
			99,267,461
Communications – 6.79%
AMC Networks 4.75% 12/15/22		4,670,000	4,553,250
America Movil 5.00% 3/30/20		10,870,000	11,808,168
American Tower 5.90% 11/1/21		12,185,000	13,419,571
#American Tower Trust I 144A
1.551% 3/15/18		4,455,000	4,350,339
3.07% 3/15/23		10,740,000	10,261,103
Bell Canada 3.35% 3/22/23	CAD	14,736,000	13,508,740
CC Holdings GS V 3.849% 4/15/23	USD	5,650,000	5,334,250
CCO Holdings
5.25% 9/30/22		3,888,000	3,645,000
7.375% 6/1/20		2,250,000	2,435,625
CenturyLink 5.80% 3/15/22		12,355,000	12,385,887
#Cequel Communications Holdings I 144A 6.375% 9/15/20		42,000	43,575
Clear Channel Communications 9.00% 3/1/21		3,193,000	3,161,070
Clear Channel Worldwide Holdings
7.625% 3/15/20		5,945,000	6,295,690
*#Clearwire Communications 144A 12.00% 12/1/15		4,003,000	4,253,188
#Columbus International 144A 11.50% 11/20/14		10,626,000	11,529,210
#Cox Communications 144A 3.25% 12/15/22		20,305,000	18,589,551
#Crown Castle Towers 144A 4.883% 8/15/20		46,870,000	49,941,624
CSC Holdings 6.75% 11/15/21		2,060,000	2,266,000
#Digicel Group 144A
8.25% 9/30/20		2,224,000	2,401,920
10.50% 4/15/18		3,910,000	4,261,900

#Digicel Limited 144A
6.00% 4/15/21		4,855,000	4,770,038
8.25% 9/1/17		2,227,000	2,332,783
DISH DBS
5.00% 3/15/23		50,000	47,125
5.875% 7/15/22		1,499,000	1,502,748
7.125% 2/1/16		415,000	456,500
7.875% 9/1/19		1,998,000	2,282,715
Equinix
4.875% 4/1/20		2,585,000	2,572,075
5.375% 4/1/23		1,735,000	1,730,663
#Griffey Intermediate 144A 7.00% 10/15/20		54,000	52,920
Hughes Satellite Systems 7.625% 6/15/21		2,225,000	2,419,688
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		4,270,000	4,120,550
#Intelsat Luxembourg 144A
7.75% 6/1/21		4,625,000	4,885,156
*8.125% 6/1/23		3,940,000	4,250,275
Lamar Media 5.00% 5/1/23		4,975,000	4,788,438
Level 3 Communications
8.875% 6/1/19		21,000	22,733
11.875% 2/1/19		2,021,000	2,339,308
Level 3 Financing
7.00% 6/1/20		27,000	28,148
10.00% 2/1/18		4,092,000	4,429,590
*#Lynx II 144A 6.375% 4/15/23		1,235,000	1,273,594
#MDC Partners 144A 6.75% 4/1/20		4,040,000	4,161,200
MetroPCS Wireless
#144A 6.25% 4/1/21		450,000	460,688
6.625% 11/15/20		2,848,000	3,001,080
*#Millicom International Cellular 144A 4.75% 5/22/20		5,410,000	5,261,225
#Myriad International Holding 144A
6.00% 7/18/20		1,905,000	1,976,438
6.375% 7/28/17		11,040,000	11,991,648
#Nara Cable Funding 144A 8.875% 12/1/18		6,420,000	6,773,100
#Nexstar Broadcasting 144A 6.875% 11/15/20		53,000	55,120
#Oi 144A 5.75% 2/10/22		5,318,000	4,985,625
#Qtel International Finance 144A 3.25% 2/21/23		7,655,000	7,061,738
Qwest 6.75% 12/1/21		12,205,000	13,680,254
Satelites Mexicanos 9.50% 5/15/17		30,000	33,300
#SBA Tower Trust 144A 2.24% 4/16/18		7,595,000	7,501,487
#SES 144A 3.60% 4/4/23		17,964,000	17,085,829
Sinclair Television Group
5.375% 4/1/21		4,900,000	4,814,250
6.125% 10/1/22		2,143,000	2,175,145
#Sirius XM Radio 144A 4.625% 5/15/23		6,315,000	5,825,588
#Softbank 144A 4.50% 4/15/20		3,430,000	3,319,383
Sprint Capital
6.90% 5/1/19		4,295,000	4,563,438
8.75% 3/15/32		3,425,000	3,630,500
Sprint Nextel
6.00% 12/1/16		2,895,000	3,083,175
8.375% 8/15/17		920,000	1,044,200
*#TBG Global 144A 4.625% 4/3/18		5,700,000	5,628,750
Telecom Italia 7.375% 12/15/17	GBP	1,400,000	2,338,133
#Telefonica Chile 144A 3.875% 10/12/22	USD	12,490,000	11,515,343
Telefonica Emisiones
3.192% 4/27/18		22,640,000	22,390,121
5.289% 12/9/22	GBP	2,050,000	3,177,776
#Telemar Norte Leste 144A 5.50% 10/23/20	USD	10,130,000	9,572,850
#Telesat Canada 144A 6.00% 5/15/17		3,580,000	3,665,025
Time Warner 4.70% 1/15/21		250,000	269,366
Time Warner Cable
5.85% 5/1/17		7,282,000	7,960,224
8.25% 4/1/19		13,771,000	16,049,356
#Univision Communications 144A
5.125% 5/15/23		4,295,000	4,230,575
6.75% 9/15/22		1,575,000	1,701,000
#UPC Holding 144A 9.875% 4/15/18		2,254,000	2,468,130
#UPCB Finance III 144A 6.625% 7/1/20		8,289,000	8,910,675

#VeriSign 144A 4.625% 5/1/23	2,065,000	1,992,725
#VimpelCom 144A 7.748% 2/2/21	9,019,000	9,650,330
Virgin Media Finance 8.375% 10/15/19	2,217,000	2,422,073
Virgin Media Secured Finance 6.50% 1/15/18	34,343,000	35,974,292
#Vivendi 144A
3.45% 1/12/18	390,000	394,172
6.625% 4/4/18	8,362,000	9,567,424
Vodafone Group 2.95% 2/19/23	11,110,000	10,302,503
#Wind Acquisition Finance 144A 11.75% 7/15/17	3,151,000	3,340,060
Windstream
7.50% 6/1/22	29,000	30,015
7.50% 4/1/23	1,375,000	1,412,813
		516,198,850
Consumer Cyclical – 2.46%
ADT 4.125% 6/15/23	7,230,000	6,227,423
Burlington Coat Factory Warehouse 10.00% 2/15/19	56,000	62,860
#CDR DB Sub 144A 7.75% 10/15/20	62,000	63,318
#Daimler Finance North America 144A 2.25% 7/31/19	11,840,000	11,601,152
Dave & Buster's 11.00% 6/1/18	1,779,000	1,983,585
#^Dave & Buster's Entertainment 144A 9.321% 2/15/16	69,000	54,165
Delphi 6.125% 5/15/21	6,275,000	6,886,813
Express 8.75% 3/1/18	84,000	90,510
Ford Motor Credit
5.00% 5/15/18	11,945,000	12,979,819
5.875% 8/2/21	8,825,000	9,801,804
Hanesbrands 6.375% 12/15/20	4,960,000	5,462,200
Historic TW 6.875% 6/15/18	25,904,000	31,395,569
Host Hotels & Resorts
3.75% 10/15/23	3,100,000	2,882,892
4.75% 3/1/23	10,235,000	10,336,296
5.25% 3/15/22	5,520,000	5,759,601
5.875% 6/15/19	3,200,000	3,446,778
#Hyundai Capital America 144A 2.125% 10/2/17	6,310,000	6,164,144
#Landry's 144A 9.375% 5/1/20	54,000	58,725
Levi Strauss
6.875% 5/1/22	4,085,000	4,513,925
7.625% 5/15/20	1,350,000	1,491,750
Michaels Stores 11.375% 11/1/16	17,000	17,765
Pantry 8.375% 8/1/20	54,000	58,590
#Party City Holdings 144A 8.875% 8/1/20	59,000	64,900
#QVC 144A 4.375% 3/15/23	20,605,000	19,693,991
Rite Aid 9.25% 3/15/20	4,097,000	4,583,519
#SACI Falabella 144A 3.75% 4/30/23	6,095,000	5,596,892
Sally Holdings 5.75% 6/1/22	4,201,000	4,390,045
#Tempur-Pedic International 144A 6.875% 12/15/20	30,000	31,950
*#Tenedora Nemak 144A 5.50% 2/28/23	7,940,000	7,860,600
Western Union
2.875% 12/10/17	4,625,000	4,660,502
3.65% 8/22/18	6,855,000	7,105,728
#Wok Acquisition 144A 10.25% 6/30/20	26,000	29,250
Wyndham Worldwide
4.25% 3/1/22	4,695,000	4,638,989
5.625% 3/1/21	6,600,000	7,107,599
		187,103,649
Consumer Non-Cyclical – 3.87%
Alphabet Holding PIK 7.75% 11/1/17	20,000	20,750
#Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.375% 11/1/22	4,965,000	4,269,900
#BFF International 144A 7.25% 1/28/20	4,025,000	4,467,750
Boston Scientific 6.00% 1/15/20	7,170,000	8,187,868
#BRF-Brasil Foods 144A 5.875% 6/6/22	9,025,000	9,182,938
CareFusion
#144A 3.30% 3/1/23	8,530,000	8,046,946
6.375% 8/1/19	35,125,000	40,505,130
Celgene 3.95% 10/15/20	11,410,000	11,749,516
Constellation Brands
3.75% 5/1/21	745,000	698,438
4.25% 5/1/23	2,745,000	2,594,025
6.00% 5/1/22	5,215,000	5,658,275
*#Cosan Luxembourg 144A 5.00% 3/14/23	6,735,000	6,330,900

Del Monte 7.625% 2/15/19	3,711,000	3,896,550
Energizer Holdings 4.70% 5/24/22	17,235,000	17,434,323
*#ESAL 144A 6.25% 2/5/23	11,985,000	11,056,163
Fomento Economico Mexicano 4.375% 5/10/43	6,810,000	5,873,972
Jarden 6.125% 11/15/22	2,095,000	2,231,175
#Korea Expressway 144A 1.875% 10/22/17	9,585,000	9,336,432
Laboratory Corporation of America Holdings 2.20% 8/23/17	13,950,000	13,871,545
NBTY 9.00% 10/1/18	5,856,000	6,514,800
Newell Rubbermaid 2.05% 12/1/17	5,790,000	5,717,463
#Pernod-Ricard 144A 5.75% 4/7/21	24,968,000	28,183,453
Quest Diagnostics 4.70% 4/1/21	11,385,000	12,045,398
#SABMiller Holdings 144A 3.75% 1/15/22	10,235,000	10,444,347
Scotts Miracle-Gro 6.625% 12/15/20	3,438,000	3,700,148
Smithfield Foods 6.625% 8/15/22	4,070,000	4,314,200
#Spectrum Brands Escrow 144A
6.375% 11/15/20	4,535,000	4,829,775
6.625% 11/15/22	38,000	40,755
Visant 10.00% 10/1/17	31,000	29,450
#Want Want China Finance 144A 1.875% 5/14/18	5,350,000	5,092,499
Yale University 2.90% 10/15/14	2,452,000	2,522,463
Zimmer Holdings
3.375% 11/30/21	12,500,000	12,194,900
4.625% 11/30/19	16,346,000	17,996,341
#Zoetis 144A 3.25% 2/1/23	16,115,000	15,329,861
		294,368,449
Electric – 4.39%
Ameren Illinois 9.75% 11/15/18	17,045,000	23,001,563
#American Transmission Systems 144A 5.25% 1/15/22	19,885,000	21,183,848
#APT Pipelines 144A 3.875% 10/11/22	5,000,000	4,642,485
CenterPoint Energy 5.95% 2/1/17	9,105,000	10,371,815
CMS Energy 6.25% 2/1/20	8,095,000	9,418,889
ComEd Financing III 6.35% 3/15/33	9,274,000	9,228,251
Duquense Light Holdings 5.50% 8/15/15	3,168,000	3,424,522
#•Electricite de France 144A 5.25% 12/29/49	12,960,000	12,415,719
#Eskom Holdings 144A 6.75% 8/6/23	3,975,000	3,942,803
Exelon Generation 4.25% 6/15/22	19,285,000	19,414,132
•FPL Group Capital
6.35% 10/1/66	18,791,000	19,556,545
6.65% 6/15/67	1,160,000	1,224,839
Great Plains Energy
4.85% 6/1/21	4,845,000	5,224,199
5.292% 6/15/22	14,195,000	15,553,206
Indiana Michigan Power 3.20% 3/15/23	4,380,000	4,194,415
•Integrys Energy Group 6.11% 12/1/66	14,555,000	15,294,219
Ipalco Enterprises 5.00% 5/1/18	5,745,000	6,003,525
LG&E & KU Energy
3.75% 11/15/20	11,827,000	12,108,104
4.375% 10/1/21	16,040,000	16,603,132
#Narragansett Electric 144A 4.17% 12/10/42	6,495,000	5,892,180
NextEra Energy Capital Holdings 3.625% 6/15/23	4,805,000	4,663,594
NV Energy 6.25% 11/15/20	11,413,000	13,475,820
Pennsylvania Electric 5.20% 4/1/20	9,728,000	10,630,418
•PPL Capital Funding 6.70% 3/30/67	6,100,000	6,349,112
Public Service Company of Oklahoma 5.15% 12/1/19	14,295,000	16,311,924
Puget Energy 6.00% 9/1/21	4,685,000	5,183,376
•Puget Sound Energy 6.974% 6/1/67	18,119,000	18,959,106
#Saudi Electricity Global Sukuk 2 144A 5.06% 4/8/43	6,695,000	6,100,819
SCANA 4.125% 2/1/22	12,205,000	12,004,704
•Wisconsin Energy 6.25% 5/15/67	20,260,000	21,341,560
		333,718,824
Energy – 5.10%
AmeriGas Partners
6.50% 5/20/21	1,437,000	1,501,665
6.75% 5/20/20	1,260,000	1,345,050
7.00% 5/20/22	1,491,000	1,595,370
Antero Resources Finance 6.00% 12/1/20	1,380,000	1,393,800
Bristow Group 6.25% 10/15/22	3,640,000	3,799,250
Chaparral Energy
7.625% 11/15/22	24,000	24,660
8.25% 9/1/21	58,000	61,625

Chesapeake Energy
5.375% 6/15/21	610,000	610,000
5.75% 3/15/23	6,020,000	6,080,200
6.125% 2/15/21	14,000	14,910
6.625% 8/15/20	68,000	74,120
Comstock Resources 7.75% 4/1/19	2,261,000	2,340,135
Continental Resources 4.50% 4/15/23	2,995,000	2,920,125
Crosstex Energy
7.125% 6/1/22	120,000	124,500
8.875% 2/15/18	225,000	240,750
#Drill Rigs Holdings 144A 6.50% 10/1/17	54,000	55,215
*Ecopetrol 7.625% 7/23/19	11,077,000	13,237,015
*Forest Oil 7.25% 6/15/19	3,786,000	3,757,605
#Gazprom 144A 4.95% 5/23/16	3,625,000	3,815,313
#Gazprom Neft 144A 4.375% 9/19/22	13,200,000	12,278,640
Halcon Resources 8.875% 5/15/21	3,936,000	3,995,040
Halliburton 3.50% 8/1/23	8,375,000	8,369,221
#Hercules Offshore 144A
8.75% 7/15/21	1,260,000	1,324,575
10.50% 10/15/17	3,534,000	3,772,545
#IPIC GMTN 144A 5.50% 3/1/22	4,242,000	4,591,965
*#KazMunayGas National 144A 9.125% 7/2/18	8,410,000	10,270,713
Key Energy Services 6.75% 3/1/21	4,095,000	4,033,575
Kodiak Oil & Gas
*#144A 5.50% 1/15/21	11,000	11,096
8.125% 12/1/19	3,925,000	4,327,313
Laredo Petroleum
7.375% 5/1/22	13,000	13,780
9.50% 2/15/19	59,000	65,785
Linn Energy
#144A 6.25% 11/1/19	1,405,000	1,327,725
6.50% 5/15/19	1,206,000	1,178,865
8.625% 4/15/20	2,752,000	2,875,840
*Lukoil International Finance 6.125% 11/9/20	16,320,000	17,588,064
#Midstates Petroleum 144A 9.25% 6/1/21	3,835,000	3,772,681
Newfield Exploration 5.625% 7/1/24	8,500,000	8,542,500
Noble Holding International
3.95% 3/15/22	11,980,000	11,766,480
5.25% 3/15/42	1,200,000	1,127,400
*ONGC Videsh 2.50% 5/7/18	8,240,000	7,825,198
#Pacific Rubiales Energy 144A 7.25% 12/12/21	6,470,000	6,987,600
#PDC Energy144A 7.75% 10/15/22	1,758,000	1,872,270
#Pertamina Persero 144A
4.30% 5/20/23	1,770,000	1,597,425
4.875% 5/3/22	5,715,000	5,443,538
Petrobras Global Finance
•2.408% 1/15/19	1,700,000	1,674,500
3.00% 1/15/19	10,605,000	9,874,029
Petrobras International Finance 5.375% 1/27/21	15,086,000	15,098,597
Petrohawk Energy 7.25% 8/15/18	15,188,000	16,668,830
*Petroleos de Venezuela 9.00% 11/17/21	33,746,000	28,177,910
Petroleos Mexicanos
#144A 2.286% 7/18/18	2,765,000	2,841,038
#144A 3.50% 7/18/18	890,000	907,800
5.50% 6/27/44	545,000	500,583
#144A 3.50% 1/30/23	11,715,000	10,748,513
Pioneer Energy Services 9.875% 3/15/18	244,000	265,350
Pride International 6.875% 8/15/20	37,415,000	44,839,221
Range Resources
5.00% 8/15/22	213,000	216,195
5.75% 6/1/21	1,800,000	1,912,500
#Regency Energy Partners 144A 4.50% 11/1/23	5,420,000	5,108,350
Rosetta Resources 5.625% 5/1/21	6,125,000	6,132,656
#Samson Investment 144A 10.00% 2/15/20	3,903,000	4,156,695
SandRidge Energy
7.50% 3/15/21	1,828,000	1,818,860
8.125% 10/15/22	4,454,000	4,543,080
*8.75% 1/15/20	30,000	31,650

#Sinopec Capital 2013 144A 1.875% 4/24/18		4,245,000	4,113,948
Statoil 3.95% 5/15/43		5,435,000	4,955,410
Suburban Propane Partners 7.375% 8/1/21		1,449,000	1,564,920
Talisman Energy 5.50% 5/15/42		22,130,000	22,352,738
Weatherford International 9.625% 3/1/19		10,306,000	13,237,171
#Woodside Finance 144A
8.125% 3/1/14		4,000,000	4,155,612
8.75% 3/1/19		10,921,000	14,013,292
			387,860,590
Finance Companies – 1.91%
#CDP Financial 144A
4.40% 11/25/19		20,171,000	22,249,338
5.60% 11/25/39		3,130,000	3,599,344
E Trade Financial 6.375% 11/15/19		5,438,000	5,805,065
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	980,000	941,844
General Electric Capital
2.10% 12/11/19	USD	3,385,000	3,316,413
#144A 3.80% 6/18/19		6,825,000	7,148,048
4.208% 12/6/21	SEK	4,000,000	622,838
4.375% 9/16/20	USD	12,050,000	12,834,877
6.00% 8/7/19		12,345,000	14,406,157
•6.25% 12/15/49		12,300,000	12,845,049
•7.125% 12/15/49		6,300,000	7,099,357
#•ILFC E-Capital Trust I 144A 4.96% 12/21/65		2,480,000	2,132,800
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,001,000	2,783,428
International Lease Finance
5.875% 4/1/19		3,690,000	3,874,500
6.25% 5/15/19		3,157,000	3,346,420
6.625% 11/15/13		170,000	172,763
8.25% 12/15/20		3,395,000	3,938,200
8.75% 3/15/17		6,429,000	7,409,423
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		11,015,000	10,657,013
#Nuveen Investments 144A 9.50% 10/15/20		9,384,000	9,548,220
#Temasek Financial I 144A 2.375% 1/23/23		11,275,000	10,209,062
			144,940,159
Healthcare – 0.79%
Accellent 8.375% 2/1/17		1,770,000	1,849,650
Air Medical Group Holdings 9.25% 11/1/18		3,797,000	4,157,715
#Alere 144A 7.25% 7/1/18		1,148,000	1,251,320
Bio-Rad Laboratories 8.00% 9/15/16		2,021,000	2,123,416
Biomet
6.50% 8/1/20		3,360,000	3,544,800
6.50% 10/1/20		1,058,000	1,091,063
#CDRT Holding PIK 144A 9.25% 10/1/17		26,000	26,683
Community Health Systems
7.125% 7/15/20		30,000	30,750
8.00% 11/15/19		2,201,000	2,335,811
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22		4,243,000	4,497,580
HCA 7.50% 2/15/22		5,344,000	6,038,720
HCA Holdings
6.25% 2/15/21		2,813,000	2,925,520
7.75% 5/15/21		7,024,000	7,656,159
Immucor 11.125% 8/15/19		47,000	51,935
Kinetic Concepts 10.50% 11/1/18		179,000	197,795
#Multiplan 144A 9.875% 9/1/18		5,653,000	6,288,962
#Mylan 144A
3.125% 1/15/23		4,855,000	4,434,271
6.00% 11/15/18		2,985,000	3,229,439
*Radnet Management 10.375% 4/1/18		2,636,000	2,817,225
#Sky Growth Acquisition 144A 7.375% 10/15/20		81,000	84,645
Tenet Healthcare 8.00% 8/1/20		1,725,000	1,837,125
#Truven Health Analytics 144A 10.625% 6/1/20		21,000	23,100
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20		2,731,000	2,833,413
#VPII Escrow 144A 6.75% 8/15/18		765,000	810,900
			60,137,997
Insurance – 2.54%
American International Group
6.40% 12/15/20		5,095,000	6,021,505
•8.175% 5/15/58		1,778,000	2,182,495
8.25% 8/15/18		14,960,000	18,757,864

•Chubb 6.375% 3/29/67	13,273,000	14,434,387
#Highmark 144A
4.75% 5/15/21	5,580,000	5,294,477
6.125% 5/15/41	2,095,000	1,881,002
#Hub International 144A 8.125% 10/15/18	62,000	66,185
*•ING Groep 5.775% 12/29/49	6,320,000	6,320,000
#ING US 144A
2.90% 2/15/18	3,760,000	3,754,243
5.50% 7/15/22	7,155,000	7,738,032
•5.65% 5/15/53	8,825,000	8,317,563
#Liberty Mutual Group 144A
4.25% 6/15/23	6,285,000	6,176,282
4.95% 5/1/22	9,795,000	10,168,523
6.50% 5/1/42	8,035,000	8,986,971
•7.00% 3/15/37	3,778,000	3,919,675
MetLife
6.40% 12/15/36	35,000	36,619
6.817% 8/15/18	8,355,000	10,209,894
#MetLife Capital Trust X 144A 9.25% 4/8/38	11,710,000	15,632,849
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	9,635,000	9,199,643
3.875% 4/11/22	2,760,000	2,822,622
#Onex USI Acquisition 144A 7.75% 1/15/21	54,000	54,540
Prudential Financial
3.875% 1/14/15	4,220,000	4,403,511
4.50% 11/15/20	3,555,000	3,843,595
*4.50% 11/16/21	3,235,000	3,482,947
•5.625% 6/15/43	4,800,000	4,668,000
•5.875% 9/15/42	4,295,000	4,348,688
6.00% 12/1/17	7,665,000	8,846,989
WellPoint 1.875% 1/15/18	455,000	446,565
•XL Group 6.50% 12/29/49	7,934,000	7,834,825
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,255,000	13,143,488
		192,993,979
Natural Gas – 3.02%
#CNOOC Finance 2012 144A 3.875% 5/2/22	4,955,000	4,892,072
El Paso Pipeline Partners Operating 6.50% 4/1/20	12,500,000	14,615,213
*•Enbridge Energy Partners 8.05% 10/1/37	18,785,000	21,333,842
Energy Transfer Partners 9.70% 3/15/19	8,440,000	10,981,031
Enterprise Products Operating
•7.034% 1/15/68	22,749,000	25,560,366
8.375% 8/1/66	1,492,000	1,664,690
9.75% 1/31/14	2,976,000	3,105,504
#GDF Suez 144A 2.875% 10/10/22	10,150,000	9,483,581
Kinder Morgan Energy Partners
2.65% 2/1/19	275,000	276,876
4.15% 2/1/24	12,055,000	12,056,796
9.00% 2/1/19	16,117,000	20,744,996
#Korea Gas 144A 2.875% 7/29/18	10,765,000	10,773,903
NiSource Finance
3.85% 2/15/23	3,695,000	3,631,779
4.80% 2/15/44	7,795,000	7,253,154
5.80% 2/1/42	10,235,000	10,915,126
Plains All American Pipeline 8.75% 5/1/19	13,884,000	18,091,852
Spectra Energy Capital 3.30% 3/15/23	2,505,000	2,269,094
Sunoco Logistics Partners Operations 3.45% 1/15/23	8,845,000	8,319,970
•TransCanada Pipelines 6.35% 5/15/67	27,180,000	28,555,144
Williams Partners 7.25% 2/1/17	12,998,000	15,135,456
		229,660,445
Real Estate – 1.81%
Alexandria Real Estate Equities
3.90% 6/15/23	485,000	466,933
4.60% 4/1/22	13,550,000	13,912,735
BRE Properties 3.375% 1/15/23	10,135,000	9,512,407
#Corporate Office Properties 144A 3.60% 5/15/23	6,855,000	6,361,467

DDR
4.625% 7/15/22	3,570,000	3,674,833
4.75% 4/15/18	7,595,000	8,253,745
7.50% 4/1/17	5,210,000	6,111,168
7.875% 9/1/20	9,274,000	11,456,515
9.625% 3/15/16	3,656,000	4,375,047
Digital Realty Trust
5.25% 3/15/21	15,973,000	16,770,341
5.875% 2/1/20	7,255,000	7,913,877
Duke Realty 3.625% 4/15/23	7,350,000	6,877,130
National Retail Properties 3.80% 10/15/22	2,150,000	2,081,944
Realty Income 4.65% 8/1/23	8,695,000	8,922,296
Regency Centers
4.80% 4/15/21	9,045,000	9,600,734
5.875% 6/15/17	2,118,000	2,365,706
#WEA Finance 144A 4.625% 5/10/21	10,240,000	10,846,454
Weingarten Realty Investors 3.50% 4/15/23	8,470,000	7,925,176
		137,428,508
Services – 1.06%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	3,195,000	3,306,825
10.75% 10/15/19	6,676,000	6,242,059
Ameristar Casinos 7.50% 4/15/21	5,395,000	5,786,137
#Avis Budget Car Rental 144A 5.50% 4/1/23	4,630,000	4,583,700
#Beazer Homes USA 144A 7.25% 2/1/23	5,000	5,175
Caesars Entertainment Operating
8.50% 2/15/20	212,000	198,088
11.25% 6/1/17	2,111,000	2,199,398
#DigitalGlobe 144A 5.25% 2/1/21	1,730,000	1,643,500
FTI Consulting 6.75% 10/1/20	3,585,000	3,831,469
Geo Group
#144A 5.125% 4/1/23	905,000	877,850
6.625% 2/15/21	1,067,000	1,141,690
H&E Equipment Services 7.00% 9/1/22	5,113,000	5,496,475
Iron Mountain 7.75% 10/1/19	1,520,000	1,691,000
M/I Homes 8.625% 11/15/18	4,518,000	4,947,210
#Mattamy Group 144A 6.50% 11/15/20	53,000	52,735
MGM Resorts International
6.75% 10/1/20	980,000	1,044,925
7.75% 3/15/22	137,000	152,413
11.375% 3/1/18	7,277,000	9,241,789
PHH
7.375% 9/1/19	3,223,000	3,549,329
*9.25% 3/1/16	5,188,000	5,888,379
*Pinnacle Entertainment
7.75% 4/1/22	88,000	92,620
8.75% 5/15/20	2,551,000	2,774,213
Royal Caribbean Cruises 5.25% 11/15/22	20,000	20,250
Ryland Group 8.40% 5/15/17	4,594,000	5,352,010
Seven Seas Cruises 9.125% 5/15/19	52,000	56,290
Swift Services Holdings 10.00% 11/15/18	51,000	57,248
United Rentals North America
6.125% 6/15/23	10,000	10,438
7.625% 4/15/22	63,000	70,560
10.25% 11/15/19	3,956,000	4,509,840
West 7.875% 1/15/19	2,365,000	2,545,331
#Wynn Las Vegas 144A 4.25% 5/30/23	3,510,000	3,259,913
		80,628,859
Technology – 2.30%
Agilent Technologies 3.875% 7/15/23	4,710,000	4,594,412
#Avaya 144A
7.00% 4/1/19	3,011,000	2,792,703
*10.50% 3/1/21	586,000	452,685
Baidu
3.25% 8/6/18	7,030,000	7,062,598
3.50% 11/28/22	7,605,000	6,980,447
CDW 8.50% 4/1/19	31,000	34,178
EMC 2.65% 6/1/20	2,475,000	2,458,393
Fidelity National Information Services 3.50% 4/15/23	9,790,000	9,043,013
First Data
*11.25% 3/31/16	3,049,000	3,049,000
#144A 11.25% 1/15/21	3,055,000	3,177,200

GXS Worldwide 9.75% 6/15/15	7,702,000	7,928,246
Infor US 9.375% 4/1/19	1,519,000	1,705,078
Jabil Circuit 7.75% 7/15/16	1,178,000	1,351,755
Microsoft 2.125% 11/15/22	5,865,000	5,385,255
National Semiconductor 6.60% 6/15/17	24,317,000	28,635,017
NetApp
2.00% 12/15/17	6,065,000	5,956,091
3.25% 12/15/22	6,735,000	6,224,830
#NXP Funding 144A
3.75% 6/1/18	1,450,000	1,435,500
5.75% 3/15/23	2,055,000	2,080,688
Oracle 2.375% 1/15/19	15,325,000	15,449,055
#Samsung Electronics America 144A 1.75% 4/10/17	11,420,000	11,316,569
#Seagate HDD Cayman 144A 4.75% 6/1/23	4,775,000	4,584,000
Symantec 4.20% 9/15/20	9,410,000	9,690,653
#Tencent Holdings 144A 3.375% 3/5/18	10,265,000	10,392,163
Total System Services
2.375% 6/1/18	1,940,000	1,888,767
3.75% 6/1/23	8,810,000	8,197,635
#Viasystems 144A 7.875% 5/1/19	56,000	60,200
Xerox 6.35% 5/15/18	10,988,000	12,685,272
		174,611,403
Transportation – 0.83%
#Brambles USA 144A
3.95% 4/1/15	3,815,000	3,979,110
5.35% 4/1/20	7,145,000	7,786,864
#DP World Sukuk 144A 6.25% 7/2/17	6,790,000	7,452,025
#ERAC USA Finance 144A 5.25% 10/1/20	29,555,000	32,904,793
United Parcel Service 5.125% 4/1/19	9,405,000	10,829,754
		62,952,546
Utilities – 0.30%
AES
4.875% 5/15/23	3,595,000	3,424,238
7.375% 7/1/21	1,532,000	1,738,820
8.00% 6/1/20	2,398,000	2,787,675
Elwood Energy 8.159% 7/5/26	2,577,351	2,738,435
*GenOn Energy 9.875% 10/15/20	4,079,000	4,609,270
Mirant Americas Generation 8.50% 10/1/21	3,433,000	3,759,135
NRG Energy 7.875% 5/15/21	3,614,000	3,993,470
		23,051,043
Total Corporate Bonds (cost $3,824,402,498)		3,867,385,930

Municipal Bonds – 0.26%
Golden State Tobacco Securitization, California Settlement Revenue Refunding
Asset-Backed Senior Series A-1
5.125% 6/1/47	9,405,000	6,716,016
5.75% 6/1/47	7,885,000	6,157,397
Grand Parkway Transportation Tax System Toll Revenue Series B 5.00% 4/1/53	415,000	403,127
State of Georgia Series D 5.00% 2/1/23	5,265,000	6,299,678
State of Oregon Taxable Pension 5.892% 6/1/27	305,000	363,142
Total Municipal Bond (cost $21,434,352)		19,939,360

Non-Agency Asset-Backed Securities– 1.64%
•Ally Master Owner Trust
Series 2011-1 A1 1.061% 1/15/16	9,350,000	9,372,655
Series 2013-2 A 0.641% 4/15/18	5,000,000	4,975,560
tAmeriquest Mortgage Securities Asset Back Pass Through Certificates
Series 2003-8 AF4 5.656% 10/25/33	65,350	66,250
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,455,000	5,539,880
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	4,595,000	4,579,593
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.241% 11/15/19	1,500,000	1,482,770
Series 2007-A7 A7 5.75% 7/15/20	20,300,000	23,608,655
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	5,795,000	5,769,172
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	3,938,000	4,620,554
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	4,170,423	4,160,030
Series 2006-3 A5 5.948% 11/25/36	5,800,000	5,511,485
Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	253,832	251,798

Contimortgage Home Equity Trust Series 1996-4 A8 7.22% 1/15/28		5,718	5,392
Countrywide Asset-Backed Certificates Series 2006-13 1AF3 5.213% 1/25/37		23,172	22,919
Discover Card Master Trust Series 2012-A1 A1 0.81% 8/15/17		10,010,000	10,042,983
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		1,589,424	1,593,995
#FRS Series 2013-1A A1 144A 1.80% 4/15/43		2,753,081	2,738,256
General Electric Capital Credit Card Master Note Trust
Series 2012-2A 2.22% 1/15/22		4,945,000	4,934,517
Series 2012-6 A 1.36% 8/17/20		15,630,000	15,404,334
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17		4,440,000	4,445,501
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18		945,000	933,358
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		279,338	280,906
Mid-State Trust XI Series 11 A1 4.864% 7/15/38		371,233	396,523
•Residential Asset Securities
Series 2006-EMX1 A2 0.42% 1/25/36		1,800,336	1,767,366
Series 2006-KS3 AI3 0.36% 4/25/36		21,657	21,433
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.591% 10/15/15		6,960,000	7,043,194
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43		4,899,652	4,816,779
Total Non-Agency Asset-Backed Securities (cost $123,038,452)			124,385,858

Non-Agency Collateralized Mortgage Obligations– 0.40%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		932,020	924,796
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20		337,529	346,287
Series 2005-3 2A1 5.50% 4/25/20		305,565	319,335
Series 2005-6 7A1 5.50% 7/25/20		1,145,676	1,190,399
•Bank of America Mortgage Securities
Series 2003-E 2A2 2.855% 6/25/33		118,937	117,616
Series 2005-I 2A2 3.123% 10/25/35		2,415	45
•Chase Mortgage Finance Series 2005-A1 3A1 2.911% 12/25/35		859,225	759,507
•Chaseflex Trust Series 2006-1 A4 5.421% 6/25/36		6,119,000	5,204,100
Citicorp Mortgage Securities Series 2006-3 1A9 5.75% 6/25/36		902,330	901,301
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 3.998% 8/25/34		447,303	442,406
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35		474,102	396,020
•tCountrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 2.813% 5/25/33		43,205	43,003
Series 2004-HYB2 2A 2.806%7/20/34		152,999	132,810
Series 2004-HYB5 3A1 2.898% 4/20/35		165,191	141,446
tFirst Horizon Mortgage Pass Through Trust Series 2004-5 2A1 6.25% 8/25/17		22,867	23,514
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 7.75% 9/19/27		64,671	68,266
•GSR Mortgage Home Loan Trust
Series 2004-9 4A1 2.666% 8/25/34		133,864	129,701
Series 2006-AR1 3A1 3.178% 1/25/36		805,145	686,940
•JPMorgan Mortgage Trust
Series 2005-A8 1A1 5.153% 11/25/35		595,458	561,020
Series 2006-A2 3A3 5.235% 4/25/36		1,913,601	1,661,463
Series 2007-A1 7A4 2.855% 7/25/35		140,523	65,836
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33		58,890	58,272
Series 2004-10 2A2 3.134% 10/25/34		66,196	28,927
Series 2005-6 7A1 5.219% 6/25/35		1,235,010	1,191,712
Series 2005-7 2.427% 9/25/35		122	1
Series 2006-2 4A1 2.649% 2/25/36		270,237	255,482
tWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		408,594	240,402
tWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		325,355	335,135
•Series 2006-AR14 2A1 4.806% 11/25/36		5,273,129	4,383,473
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		980,919	932,189
Series 2006-2 3A1 5.75% 3/25/36		3,271,525	3,250,502
Series 2006-3 A11 5.50% 3/25/36		2,995,063	3,041,406
•Series 2006-AR5 2A1 2.639% 4/25/36		2,486,733	2,239,862
Series 2007-8 2A6 6.00% 7/25/37		232,323	220,472
Series 2007-14 1A1 6.00% 10/25/37		201,425	197,884
Total Non-Agency Collateralized Mortgage Obligations (cost $27,193,238)			30,491,530

ΔRegional Bonds– 1.10%
Australia – 1.10%
New South Wales Treasury
3.75% 11/20/20	AUD	8,647,000	9,758,256
6.00% 3/1/22	AUD	19,656,000	19,906,352

Queensland Treasury 4.25% 7/21/23	AUD	7,269,000	6,300,542
Victoria Treasury
5.50% 12/17/24	AUD	10,559,000	10,308,127
6.00% 10/17/22	AUD	36,593,000	37,145,198
Total Regional Bonds (cost $97,861,737)			83,418,475

«Senior Secured Loans– 8.43%
ABC Supply Tranche B 1st Lien 3.50% 4/5/20	USD	2,490,000	2,496,892
Air Medical Group Holdings Tranche B1 1st Lien 6.50% 5/26/18		2,472,575	2,531,299
Albertsons
Tranche B 4.25% 3/21/16		2,478,400	2,503,960
Tranche B 1st Lien 4.75% 3/21/19		2,573,938	2,593,242
Alcatel - Lucent USA Tranche C 1st Lien 7.25% 12/4/18		3,129,387	3,202,734
Allied Security Holdings Tranche 2L 9.00% 1/21/18		2,715,000	2,750,634
ARAMARK Tranche D 4.00% 9/30/19		2,250,000	2,275,664
Arysta LifeScience
1st Lien 4.50% 5/20/20		1,950,000	1,965,031
2nd Lien 8.25% 11/22/20		2,560,000	2,587,968
Avaya
Tranche B-3 4.50% 10/27/17		2,947,724	2,613,090
Tranche B5 8.00% 3/31/18		4,339,876	4,099,373
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		1,421,438	1,424,103
Bausch & Lomb
Tranche B 4.00% 5/17/19		8,335,958	8,346,378
Tranche B-DD Delayed Draw 3.25% 11/25/16		1,465,644	1,468,392
Biomet Tranche B 3.75% 7/25/17		3,443,975	3,472,195
BJ'S Wholesale Club 2nd Lien 9.75% 3/29/19		10,235,000	10,465,288
Blackboard Tranche B2 6.25% 10/4/18		8,469,403	8,582,325
Bombardier Recreational 1st Lien 5.00% 1/17/19		5,295,086	5,312,459
Brickman Group Holdings Tranche B3 1st Lien 4.25% 9/28/18		2,816,747	2,833,177
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		12,018,067	12,108,142
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18		1,315,855	1,170,171
Calpine Construction Finance Tranche B 3.00% 5/3/20		5,220,000	5,192,924
Carestream Health
Tranche B 5.00% 6/5/19		6,265,000	6,313,291
2nd Lien 9.50% 12/5/19		3,230,000	3,203,084
Chrysler Group Tranche B 4.25% 5/24/17		638,372	649,769
Clear Channel Communication Tranche B 3.65% 1/29/16		5,906,940	5,550,881
Community Health Systems 3.50% 1/25/17		5,270,000	5,312,803
Crown Castle Operating Tranche B 3.25% 1/31/19		5,533,047	5,546,094
David's Bridal Tranche B 5.00% 9/25/19		2,139,250	2,157,076
DaVita HealthCare Partners
Tranche B 4.50% 10/20/16		6,694,177	6,698,308
Tranche B2 4.00% 8/1/19		4,870,525	4,904,443
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17		10,403,660	10,505,096
Deltek
10.00% 8/28/17		360,000	363,600
1st Lien 5.00% 10/10/18		2,457,650	2,466,099
Drillships Financing Holding
Tranche B1 6.00% 2/17/21		7,605,000	7,709,569
Tranche B2 5.50% 8/17/16		200,000	202,000
DuPont Performance Coatings Tranche B 4.75% 2/1/20		4,852,838	4,906,675
Dynegy Tranche B2 4.00% 4/16/20		1,215,385	1,223,285
Edward Cayman Island II 1st Lien 4.75% 3/5/20		783,844	789,478
Emdeon1st Lien 3.75% 11/2/18		7,424,111	7,479,791
Equipower Resources Holdings
Tranche B 5.50% 12/21/18		2,021,950	2,038,378
Tranche C 4.25% 12/21/19		3,225,000	3,249,188
2nd Lien 10.00% 5/23/19		3,660,000	3,685,163
Essar Steel Algoma 8.75% 9/12/14		4,443,278	4,539,551
First Data 1st Lien 4.00% 4/5/17		13,597,445	13,620,505
Flying Fortress 1st Lien 3.50% 6/30/17		1,225,209	1,226,741
Gardner Denver 1st Lien 4.25% 7/23/20		6,140,000	6,170,700
Generac Power Systems Tranche B 3.50% 5/10/20		3,824,267	3,833,231
Getty Images Tranche B 4.75% 9/19/19		7,338,125	7,358,187
GIM Channelview Cogenera 4.25% 4/18/20		3,205,000	3,231,707
Gray Television 4.75% 10/11/19		11,598,694	11,718,311
Great Wolf Resorts 1st Lien 4.50% 7/31/20		2,420,000	2,407,900
Harbor Freight Tools 4.75% 7/25/19		1,205,000	1,216,548

Harrah's Las Vegas Propco 3.50% 2/13/15	3,655,000	3,397,626
Harrahs Operating Tranche B 9.50% 10/31/16	11,482,054	11,464,510
HCA Tranche B4 2.75% 5/1/18	1,800,000	1,808,438
HD Supply Tranche B 4.50% 10/12/17	7,444,180	7,527,153
Hologic Tranche B 4.50% 4/2919	6,875,550	6,917,429
Hostess Brands 1st Lien 6.75% 3/12/20	3,865,000	3,980,950
Houghton International
1st Lien 5.25% 11/20/19	1,910,400	1,919,952
2nd Lien 9.50% 11/21/20	2,605,000	2,648,959
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	8,156,598	8,232,047
Immucor Tranche B2 5.00% 8/19/18	10,889,064	11,011,566
Ineos US Finance 4.00% 5/4/18	6,069,158	6,068,072
Infor US Tranche B2 5.25% 4/5/18	4,035,295	4,080,062
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	12,221,398	12,332,160
Kik Custom Products
1st Lien 5.50% 5/17/19	8,440,000	8,395,167
2nd Lien 8.00% 11/17/19	3,740,000	3,735,325
La Frontera Generation Tranche B 4.50% 9/30/20	1,895,000	1,909,213
Landry's Tranche B 4.75% 4/24/18	7,737,948	7,844,345
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	10,210,000	10,300,359
LTS Buyer
1st Lien 4.50% 3/15/20	1,330,000	1,340,790
2nd Lien 8.00% 3/15/21	3,985,000	4,044,775
MacDermid 2nd Lien 7.75% 12/6/20	1,290,000	1,309,350
MGM Resorts International Tranche B 4.25% 12/13/19	5,019,775	5,035,442
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	3,336,638	3,354,512
Mission Broadcasting Tranche B 1st Lien 3.50% 12/3/19	422,370	428,178
MultiPlan Tranche B 4.00% 8/18/17	5,881,304	5,930,143
NEP Broadcasting 2nd Lien 9.50% 7/3/20	6,737,857	6,948,415
Nexstar Broadcasting Group Tranche B 4.50% 7/19/19	999,068	1,002,814
Nuveen Investments 2nd Lien 6.50% 2/28/19	27,877,000	27,964,115
NXP Tranche C 4.75% 12/4/20	1,417,875	1,448,596
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19	4,027,000	4,046,044
Otter Products Tranche B 5.25% 4/29/19	6,490,000	6,527,856
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	7,866,000	8,023,320
Par Pharmaceutical Tranche B 1st Lien 4.25% 9/28/19	3,129,275	3,144,083
Pharmaceutical Product Development 4.25% 12/5/18	4,059,600	4,096,814
PQ Tranche B 4.50% 8/7/17	5,627,984	5,684,264
PVH Tranche B 3.25% 12/19/19	5,569,321	5,603,261
Ranpak 2nd Lien 8.50% 4/10/20	3,970,000	4,089,100
Remy International Tranche B 1st Lien 4.25% 3/5/20	3,317,064	3,346,088
Reynolds Group Holdings 1st Lien 4.75% 9/21/18	8,628,864	8,742,662
RGIS Services Tranche B 4.25% 10/28/16	5,212,688	5,212,688
Rite Aid 2nd Lien 5.75% 8/3/20	7,110,000	7,329,521
Samson Investment 2nd Lien 6.00% 9/10/18	6,699,000	6,786,924
Scientific Games International 4.25% 5/22/20	9,895,000	9,882,631
Sedgwick Tranche B 1st Lien 4.25% 6/10/18	123,155	124,387
Sensus USA 2nd Lien 8.50% 4/13/18	6,235,000	6,094,713
Seven Seas Cruises 1st Lien 4.75% 12/21/18	5,016,500	5,060,394
Smart & Final
Tranche B 1st Lien 4.50% 11/15/19	5,743,143	5,759,299
2nd Lien 10.50% 11/8/20	7,506,154	7,684,425
Sophia Tranche B 1st Lien 4.50% 1/29/18	2,015,592	2,037,427
Sprouts Farmers 4.50% 4/12/20	4,620,000	4,631,550
State Class Tankers II 1st Lien 6.75% 6/10/20	5,090,000	5,140,900
Sungard Data Systems 1st Lien 4.50% 12/4/19	1,004,950	1,019,187
Supervalu 5.00% 3/21/19	5,235,829	5,293,423
Surgery Center Holdings
6.00% 3/18/19	3,288,475	3,306,890
2nd Lien 9.75% 3/18/20	1,320,000	1,323,300
Surgical Care Affiliates Tranche B 5.50% 5/26/18	995,000	997,799
Swift Transportation Tranche B2 1st Lien 4.00% 12/21/17	1,546,944	1,563,380
Taminco Global Chemical Tranche B 4.25% 2/15/19	3,671,338	3,712,640
Topaz Power Holdings 5.25% 2/4/20	3,871,722	3,908,019
Toys R Us Property Tranche B 6.00% 9/1/16	2,630,000	2,603,700
Transdigm Tranche C 3.75% 2/7/20	4,615,000	4,649,922
Truven Health Analytics Tranche B 4.50% 5/23/19	6,234,984	6,281,747
US Air
Tranche B1 1st Lien 4.25% 5/21/19	3,245,000	3,250,273
Tranche B2 1st Lien 3.50% 11/21/16	1,008,406	1,013,764

United Airlines Tranche B 1st Lien 4.00% 3/12/19		3,097,238	3,130,146
Univision Communications
1st Lien 4.00% 3/1/20		2,164,575	2,160,709
Tranche C1 1st Lien 4.50% 2/22/20		2,814,034	2,833,161
Tranche C2 4.50% 2/6/20		12,723,113	12,796,956
USI Insurance Services Tranche B 5.25% 12/14/19		8,979,875	9,068,551
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		10,215,000	10,364,394
Vantage Drilling Tranche B 6.25% 10/17/17		4,937,625	4,977,126
Visant 5.25% 12/22/16		2,788,818	2,735,134
Warner Chilcott
Tranche B1 4.25% 3/15/18		2,767,545	2,774,809
Tranche B2 4.25% 3/15/18		117,993	118,303
Tranche B3 4.25% 3/15/18		1,519,429	1,523,418
Wide Open West Finance 4.75% 3/27/19		12,882,713	13,047,778
Yankee Cable Acquisition 5.25% 2/13/20		3,012,931	3,040,238
Yankee Candle 5.25% 3/2/19		1,620,142	1,636,344
Zayo GroupTranche B 1st Lien 4.50% 7/2/19		9,682,647	9,777,963
Total Senior Secured Loans (cost $634,546,210)			640,610,781

ΔSovereign Bonds– 4.79%
Australia – 0.13%
Australia Government Bond 4.00% 8/20/20	AUD	5,834,000	9,667,800
			9,667,800
Brazil – 0.54%
Brazil Notas do Tesouro Nacional
Series B 6.00% 8/15/20	BRL	19,384	21,215,301
Series F 10.00% 1/1/17	BRL	45,356,000	19,538,354
			40,753,655
Colombia – 0.14%
Colombia Government International Bond 4.375% 3/21/23	COP	22,254,000,000	10,805,478
			10,805,478
Finland – 0.19%
Finland Government Bond 4.00% 7/4/25	EUR	9,289,000	14,704,742
			14,704,742
Indonesia – 0.19%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	55,328,000,000	4,618,654
#Indonesian Government International Bond 144A 3.375% 4/15/23	USD	10,812,000	9,514,560
			14,133,214
Japan – 0.26%
Japan Bank for International Cooperation 3.375% 7/31/23		20,035,000	19,832,186
			19,832,186
Malaysia – 0.06%
Malaysia Government Bond 4.262% 9/15/16	MYR	15,658,000	4,924,334
			4,924,334
Mexico – 0.56%
Mexican Bonos
6.50% 6/10/21	MXN	71,091,100	5,817,831
6.50% 6/9/22	MXN	246,861,000	20,156,865
7.50% 6/3/27	MXN	28,761,000	2,479,800
7.75% 5/29/31	MXN	113,103,000	9,662,334
7.75% 12/14/17	MXN	51,781,000	4,500,480
			42,617,310
Nigeria – 0.06%
Nigeria Government Bond 15.10% 4/27/17	NGN	718,750,000	4,666,057
			4,666,057
Panama – 0.19%
Panama Government International Bond
7.125% 1/29/26	USD	5,600,000	6,958,000
8.875% 9/30/27		5,330,000	7,501,975
			14,459,975
Paraguay – 0.07%
#Republic of Paraguay 144A 4.625% 1/25/23		5,640,000	5,245,200
			5,245,200
Peru – 0.18%
*Peruvian Government International Bond 7.125% 3/30/19		11,521,000	14,026,818
			14,026,818

Poland – 0.92%
Poland Government Bond
4.00% 10/25/23	PLN	48,079,000	14,956,775
5.75% 10/25/21	PLN	155,266,000	54,580,808
			69,537,583
Republic of Korea – 0.15%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	11,399,611,520	11,134,703
			11,134,703
Russia – 0.06%
Russia Eurobond 7.50% 3/31/30	USD	3,887,410	4,565,763
			4,565,763
South Africa – 0.42%
South Africa Government Bond
8.00% 12/21/18	ZAR	83,410,000	8,813,322
*10.50% 12/21/26	ZAR	174,483,000	21,021,702
South Africa Inflation Linked Bond	ZAR	19,069,806	2,111,563
			31,946,587
Sri Lanka – 0.18%
*#Sri Lanka Government International Bond 144A 5.875% 7/25/22	USD	13,896,000	13,479,120
			13,479,120
Sweden – 0.03%
Sweden Government Bond 4.25% 3/12/19	SEK	12,505,000	2,182,471
			2,182,471
United Kingdom – 0.29%
United Kingdom Gilt 4.00% 3/7/22	GBP	12,799,265	22,250,400
			22,250,400
Uruguay – 0.17%
*Uruguay Government International Bond 8.00% 11/18/22	USD	9,967,500	12,957,750
			12,957,750
Total Sovereign Bonds (cost $385,189,306)			363,891,146

Supranational Banks– 0.44%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	94,610,000	16,463,489
3.625% 6/22/20	NOK	54,680,000	9,719,870
6.00% 2/15/17	AUD	7,700,000	7,527,494
Total Supranational Banks (cost $32,499,141)			33,710,853

U.S. Treasury Obligations– 2.12%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	117,230,000	98,317,518
2.875% 5/15/43		20,590,000	17,723,481
U.S. Treasury Notes
1.375% 7/31/18		715,000	714,497
1.75% 5/15/23		47,830,000	44,366,056
Total U.S. Treasury Obligations (cost $176,124,960)			161,121,552

		Number of
		Shares
Common Stock– 0.02%
AES		100,182	1,246,263
=Calpine		1,195,000	0
=Century Communications		7,875,000	0
†Delta Air Lines		197	4,182
Masco		30	616
NRG Energy		252	6,759
†United Continental Holdings		10	349
Total Common Stock (cost $1,580,101)			1,258,169

Convertible Preferred Stock– 0.76%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15		106,550	2,265,850
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1,465	1,647,576
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		3,161	3,390,173
*Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		170,100	3,214,890
Dominion Resources
*6.00% exercise price $65.27, expiration date 7/1/16		23,556	1,221,379
6.125% exercise price $65.27, expiration date 4/1/16		23,556	1,221,614
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		118,785	6,611,122
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		7,233	9,079,222
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		3,272	3,998,384

Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	101,147	5,970,707
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	123,175	7,028,365
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	56,252	5,400,755
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	5,898	6,859,374
Total Convertible Preferred Stock (cost $56,712,596)		57,909,411

Preferred Stock– 0.70%
Alabama Power 5.625%	303,353	7,480,688
#Ally Financial 144A 7.00%	9,820	9,727,937
*BB&T 5.85%	222,720	5,490,047
*JPMorgan Chase 5.50%	139,995	3,224,085
National Retail Properties 5.70%	212,445	4,718,407
*Public Storage 5.20%	222,995	4,859,061
U.S. Bancorp
*5.15%	185,996	4,339,282
•6.50%	227,400	6,126,156
*Wells Fargo 2.50%	319,993	7,113,438
Total Preferred Stock (cost $55,100,289)		53,079,101

	Principal
	Amount[o]
Short-Term Investments– 12.91%
≠Discount Notes – 7.46%
Fannie Mae 0.06% 9/16/13	102,639,265	102,637,931
Federal Home Loan Bank
0.045% 10/18/13	53,536,029	53,533,727
0.045% 10/23/13	91,867,917	91,863,691
0.055% 8/12/13	106,403,595	106,403,275
0.06% 8/14/13	92,009,692	92,009,324
0.06% 8/16/13	27,639,514	27,639,403
0.60% 8/21/13	39,645,342	39,645,104
0.08% 8/30/13	53,336,762	53,336,336
		567,068,791

Repurchase Agreement – 3.50%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $109,048,249
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $111,229,123)	109,048,158	109,048,158

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $156,698,059
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $160,064,485)	156,697,842	156,697,842
		265,746,000

≠U.S. Treasury Obligations – 1.95%
U.S. Treasury Bills
0.028% 10/24/13	51,774,509	51,771,506
0.045% 9/26/13	96,319,569	96,315,427
		148,086,933
Total Short-Term Investments (cost $980,879,080)		980,901,724

Total Value of Securities Before Securities Lending Collateral – 111.72%
(cost $8,459,348,113)		8,489,596,169

	Number of
	Shares
**Securities Lending Collateral – 1.95%
Investment Companies
Delaware Investments Collateral Fund No.1	148,459,545	148,459,545
Total Securities Lending Collateral (cost $148,459,545)		148,459,545

Total Value of Securities – 113.67%
(cost $8,607,807,658)		8,638,055,714 ©
**Obligation to Return Securities Lending Collateral – (1.95%)		(148,459,545)
z«Other Liabilities Net of Receivables and Other Assets – (11.72%)		(890,287,398)
Net Assets Applicable to 853,507,536 Shares Outstanding – 100.00%		$7,599,308,771

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $1,489,755,555, which represented 19.60% of the Fund’s net assets. See Note 5 in "Notes to financial statements."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2013.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $140,524,153 of securities loaned.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	2,622,130	USD	(2,374,916)	8/23/13	(21,576)
BAML	CAD	(2,135,929)	USD	2,049,899	8/23/13	(28,423)
BAML	EUR	(49,653,662)	USD	64,806,520	8/23/13	(1,245,495)
BAML	JPY	(1,478,740,117)	USD	14,883,202	8/23/13	(214,806)
BAML	MXN	(235,133,876)	USD	18,366,620	8/23/13	2,941
BAML	NZD	(10,222,487)	USD	7,921,129	8/23/13	(232,287)
BAML	ZAR	116,505	USD	(11,805)	8/23/13	2
BCLY	MXN	(118,312,703)	USD	9,238,836	8/23/13	(1,247)
BNP	AUD	(7,604,203)	USD	6,884,571	8/23/13	59,863
CITI	AUD	(27,863,952)	USD	25,233,567	8/23/13	225,902
CITI	JPY	1,053,567,228	USD	(10,534,640)	8/23/13	222,332
CITI	PLN	15,535,571	USD	(4,716,897)	8/23/13	134,711
DB	EUR	(5,761,243)	USD	7,656,000	8/23/13	(7,920)
GSC	GBP	(10,435,001)	USD	15,752,572	8/23/13	(119,434)
GSC	PLN	(93,605,431)	USD	28,418,675	8/23/13	(813,393)
HSBC	BRL	(45,094,191)	USD	19,753,895	8/23/13	66,722
HSBC	EUR	(13,293,483)	USD	17,347,996	8/23/13	(335,722)
HSBC	JPY	2,594,060,948	USD	(25,932,700)	8/23/13	552,787
JPMC	BRL	(26,012,582)	USD	11,466,359	8/23/13	109,814
JPMC	EUR	6,136,926	USD	(8,006,908)	8/23/13	156,766
JPMC	IDR	121,215,063,370	USD	(11,831,811)	8/23/13	(165,953)
JPMC	JPY	1,234,227,686	USD	(12,357,044)	8/23/13	244,480
JPMC	NOK	(34,505,204)	USD	5,667,741	8/23/13	(183,745)
MSC	AUD	(56,726,242)	USD	51,319,096	8/23/13	407,767
MSC	GBP	(7,957,549)	USD	12,000,860	8/23/13	(102,855)
MSC	JPY	3,131,962,439	USD	(31,294,276)	8/23/13	683,211
MSC	MXN	104,587,464	USD	(8,127,591)	8/23/13	40,567
TD	AUD	(21,598,268)	USD	19,423,306	8/23/13	39,041
TD	CAD	(20,821,763)	USD	20,088,139	8/23/13	(172,054)
TD	GBP	3,941,902	USD	(5,946,951)	8/23/13	48,822
TD	INR	153,193,026	USD	(2,498,174)	8/30/13	(2,259)
TD	JPY	(6,639,372,592)	USD	66,435,913	8/23/13	(1,352,400)
TD	NOK	(98,247,358)	USD	16,151,242	8/23/13	(509,809)
TD	ZAR	31,837,942	USD	(3,205,140)	8/2/13	21,025
TD	ZAR	(153,993,328)	USD	15,467,156	8/23/13	(88,072)
						$(2,580,697)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(131	) S&P 500 E-mini	$(10,250,379)	(11,007,275)	9/21/13	$(756,896)
(186	) Euro-O.A.T.	(32,889,659)	(33,125,444)	9/11/13	(235,785)
63	Long Gilt	11,036,215	10,799,465	10/1/13	(236,750)
(445	) U.S. Treasury Long Bond	(58,994,771)	(59,657,812)	10/1/13	(663,041)
Total		$(91,098,594)			$(1,892,472)

Swap Contracts
CDS Contracts2

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.NA.HY.20	USD	21,665,000	5.00%	6/20/18	$(273,198)
DB	CDX.EM.19-V1		43,900,000	5.00%	6/20/18	(251,796)
GSC	CDX.NA.IG.20		975,000	1.00%	6/20/18	(3,797)
JPMC	ITRAXX Europe Crossover
	S19 V1 CDS	EUR	93,550,000	5.00%	6/20/18	(5,004,516)
JPMC	CDX.NA.HY.19	USD	500,000	5.00%	12/20/17	(13,605)
JPMC	CDX.NA.HY.20		575,000	5.00%	6/20/18	4,186
JPMC	CDX.NA.IG.20		575,000	1.00%	6/20/18	914
						$(5,541,812)

	Protection Sold/
	Moody’s Rating
JPMC	CDX.NA.HY.19 / Baa		500,000	5.00%	12/20/17	13,605
						$(5,528,207)

Interest Rate Swap Contracts3

					Unrealized
Counterparty & Swap	Notional	Fixed Interest	Floating Interest	Termination	Appreciation
Referenced Obligation	Value	Rate Paid	Rate Received	Date	(Depreciation)
BCLY 10 yr	USD 115,865,000	2.833%	0.264%	7/29/23	$(604,179)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA – Credit Default Swap Index North America
CITI – Citigroup Global Markets
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
IG – Investment Grade
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
RASC – Residential Asset Securities Corporation
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Securities
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask price, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009 – Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

To Be Announced Trades (TBA) – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,618,648,004
Aggregate unrealized appreciation	$206,323,839
Aggregate unrealized depreciation	(186,916,129)
Net unrealized appreciation	$19,407,710

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$-	$1,979,508,139	$-	$1,979,508,139
Corporate Debt[1]	-	4,744,908,238	9,950,001	4,754,858,239
Foreign Debt	-	481,020,474	-	481,020,474
Municipal Bonds	-	19,939,360	-	19,939,360
U.S. Treasury Obligations	-	161,121,552	-	161,121,552
Common Stock	1,258,169	-	-	1,258,169
Convertible Preferred Stock[2]	29,514,714	28,394,697	-	57,909,411
Preferred Stock[3]	43,351,163	9,727,938	-	53,079,101
Short-Term Investments	-	980,901,724	-	980,901,724
Securities Lending Collateral	-	148,459,545	-	148,459,545
Total	$74,124,046	$8,553,981,667	$9,950,001	$8,638,055,714

Foreign Currency Exchange Contracts	$-	$(2,580,697)	$-	$(2,580,697)
Futures Contracts	$(1,892,472)	$-	$-	$(1,892,472)
Swap Contracts	$-	$(6,132,386)	$-	$(6,132,386)

1Security type is valued across multiple levels. The amount attributed to Level 3 investments is less than 1% of the total market value of this security type.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 50.97% and 49.03%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.
3Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 81.67% and 18.33%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between The Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended July 31, 2013 the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at July 31, 2013.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund had posted $13,020,000 as collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund had posted $6,215,493 for these derivatives. The Fund received collateral of $250,000 for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at July 31, 2013, the notional value of the protection sold was $500,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2013, the net unrealized depreciation of the protection sold was $604,179.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered into prior to June 10, 2013 and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At July 31, 2013, the value of the securities on loan was $140,524,153, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $148,459,545. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Fund invests a portion of its net assets in high yield fixed income securities, which are securities rated BBB- or lower by S&P and Baa3 or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

July 31, 2013

	Number of
	Shares	Value
²Common Stock – 98.56%
Consumer Discretionary – 17.60%
†eBay	1,107,875	$57,266,059
L Brands	937,200	52,267,644
†Liberty Interactive Class A	3,488,765	85,335,191
NIKE Class B	653,850	41,140,242
†priceline.com	84,325	73,840,873
†Sally Beauty Holdings	882,023	26,910,522
		336,760,531
Consumer Staples – 4.50%
Walgreen	1,714,550	86,156,138
		86,156,138
Energy – 10.22%
EOG Resources	747,850	108,804,697
Kinder Morgan	2,295,008	86,659,502
		195,464,199
Financials – 19.77%
CME Group	611,173	45,214,579
†IntercontinentalExchange	351,275	64,090,124
MasterCard Class A	164,450	100,414,814
Progressive	2,236,314	58,166,527
Visa Class A	623,250	110,321,482
		378,207,526
Healthcare – 13.22%
Allergan	775,575	70,670,394
†Celgene	656,600	96,428,276
Novo Nordisk ADR	289,850	48,961,462
*Perrigo	296,431	36,873,052
		252,933,184
Materials & Processing – 2.16%
Syngenta ADR	522,375	41,288,520
		41,288,520
Technology – 31.09%
†Adobe Systems	1,795,525	84,892,422
Apple	112,400	50,861,000
†Crown Castle International	1,282,499	90,095,554
†Google Class A	83,975	74,536,210
Intuit	1,059,575	67,728,034
Microsoft	1,072,550	34,139,267
QUALCOMM	1,365,800	88,162,389
†Teradata	849,900	50,246,088
†VeriFone Systems	674,150	12,856,041
†VeriSign	865,175	41,389,972
		594,906,977
Total Common Stock (cost $1,500,733,964)		1,885,717,075

Warrant – 0.13%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17	460,552	2,523,825
Total Warrant (cost $843,781)		2,523,825

	Principal
	Amount
Short-Term Investments – 1.95%
≠Discount Notes – 0.95%
Fannie Mae 0.060% 9/16/13	$4,218,119	4,218,064
Federal Home Loan Bank
0.045% 10/18/13	508,111	508,089
0.045% 10/23/13	871,919	871,879
0.055% 8/12/13	2,415,036	2,415,029
0.060% 8/14/13	5,180,237	5,180,217
0.060% 8/16/13	1,701,524	1,701,517
0.060% 8/21/13	2,153,828	2,153,815
0.080% 8/30/13	1,023,321	1,023,313
		18,071,923

Repurchase Agreements – 0.78%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $6,141,673
(collateralized by U.S. Government obligations 0.75%-2.375%
2/28/15-10/31/17, market value $6,264,502)	6,141,668	6,141,668

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $8,825,344
(collateralized by U.S. Government obligations 0.25%-4.25%
6/30/14-5/15/23, market value $9,014,943)	8,825,332	8,825,332
		14,967,000
≠U.S. Treasury Obligations – 0.22%
U.S. Treasury Bills
0.0275% 10/24/13	1,997,561	1,997,445
0.048% 9/26/13	2,265,685	2,265,587
		4,263,032
Total Short-Term Investments (cost $37,301,249)		37,301,955

Total Value of Securities Before Securities Lending Collateral – 100.64%
(cost $1,538,878,994)		1,925,542,855

	Number of
	Shares
**Securities Lending Collateral – 0.03%
Investment Company
Delaware Investments Collateral Fund No. 1	547,332	547,332
Total Securities Lending Collateral (cost $547,332)		547,332

©Total Value of Securities – 100.67%
(cost $1,539,426,326)		1,926,090,187
**Obligation to Return Securities Lending Collateral – (0.03%)		(547,332)
Other Liabilities Net of Receivables and Other Assets – (0.64%)		(12,306,659)
Net Assets Applicable to 90,037,642 Shares Outstanding – 100.00%		$1,913,236,196

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $528,160 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,548,254,856
Aggregate unrealized appreciation	$403,090,365
Aggregate unrealized depreciation	(25,255,034)
Net unrealized appreciation	$377,835,331

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2012 will expire as follows: $140,894,982 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Common Stock	$1,885,717,075	$-	$1,885,717,075
Short-Term Investments	-	37,301,955	37,301,955
Securities Lending Collateral	-	547,332	547,332
Warrant	2,523,825	-	2,523,825
Total	$1,888,240,900	$37,849,287	$1,926,090,187

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/ or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At July 31, 2013, the value of the securities on loan was $528,160, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $547,332. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Bond Fund

July 31, 2013

		Principal
		Amount°	Value
Commercial Mortgage-Backed Security – 0.15%
•#FREMF Mortgage Trust Series 2012-K21 B 144A 3.939% 7/25/45	USD	10,000	$9,218
Total Commercial Mortgage-Backed Security (cost $10,161)			9,218

ΔCorporate Bonds – 47.04%
Australia – 0.88%
BHP Billiton Finance USA 3.25% 11/21/21		55,000	54,374
			54,374
Bermuda – 1.57%
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23		60,000	59,958
Weatherford Bermuda 5.125% 9/15/20		35,000	36,887
			96,845
Canada – 3.57%
Barrick Gold
2.90% 5/30/16		60,000	59,723
3.85% 4/1/22		25,000	21,383
Canadian Natural Resources
3.45% 11/15/21		25,000	25,236
6.25% 3/15/38		15,000	17,241
Rogers Communications 3.00% 3/15/23		50,000	46,465
Teck Resources 4.75% 1/15/22		50,000	49,764
			219,812
Cayman Islands – 2.64%
Noble Holding International 3.95% 3/15/22		125,000	122,772
Transocean 6.375% 12/15/21		35,000	39,559
			162,331
France – 2.72%
France Telecom 4.125% 9/14/21		45,000	45,985
#GDF Suez 144A
1.625% 10/10/17		45,000	44,438
2.875% 10/10/22		15,000	14,015
Total Capital International 2.875% 2/17/22		65,000	62,967
			167,405
Ireland – 1.71%
#Nara Cable Funding 144A 8.875% 12/1/18		100,000	105,500
			105,500
Italy – 2.50%
#ENI 144A 4.15% 10/1/20		150,000	154,030
			154,030
Luxembourg – 4.57%
Covidien International Finance 2.80% 6/15/15		40,000	41,411
#Schlumberger Investment 144A 3.30% 9/14/21		45,000	45,228
#SES 144A 3.60% 4/4/23		50,000	47,556
Tyco Electronics Group 3.50% 2/3/22		45,000	43,651
#Wind Acquisition Finance 144A 7.25% 2/15/18		100,000	103,500
			281,346
Mexico – 3.68%
America Movil 3.75% 6/28/17	EUR	145,000	208,620
#Petroleos Mexicanos 144A 3.50% 1/30/23	USD	20,000	18,350
			226,970
Netherlands – 6.45%
Koninklijke Philips Electronics 3.75% 3/15/22		45,000	45,334
LYB International Finance 4.00% 7/15/23		60,000	59,667
#Myriad International Holding B 144A 6.375% 7/28/17		100,000	108,620
•#Rabobank 144A 11.00% 12/29/49		115,000	149,288
Syngenta Finance 3.125% 3/28/22		35,000	34,442
			397,351
Panama – 0.71%
Carnival 1.875% 12/15/17		45,000	43,997
			43,997

Spain – 0.76%
Telefonica Emisiones 5.462% 2/16/21		45,000	47,024
			47,024
United Kingdom – 7.00%
Abbey National Treasury Services 4.00% 4/27/16		55,000	58,387
ENSCO 4.70% 3/15/21		55,000	59,039
HSBC Holdings 6.25% 3/19/18	EUR	100,000	154,467
#Ineos Finance 144A 8.375% 2/15/19	USD	100,000	110,125
Rio Tinto Finance 1.625% 8/21/17		50,000	49,282
			431,300
United States – 8.28%
Baxter International 1.85% 6/15/18		90,000	89,931
Comcast 6.30% 11/15/17		40,000	47,438
Commonwealth Edison 1.95% 9/1/16		25,000	25,640
Enterprise Products Operating 6.30% 9/15/17		25,000	29,280
Exelon Generation 4.25% 6/15/22		25,000	25,167
#Freeport-McMoran Copper & Gold 144A
3.10% 3/15/20		5,000	4,592
5.45% 3/15/43		5,000	4,366
General Electric Capital 5.30% 2/11/21		20,000	21,948
#HD Supply 144A 7.50% 7/15/20		2,000	2,125
JPMorgan Chase
2.92% 9/19/17	CAD	100,000	97,126
4.25% 11/2/18	NZD	30,000	22,880
Kinder Morgan Energy Partners 6.00% 2/1/17	USD	35,000	39,814
Lowe's 3.12% 4/15/22		40,000	39,464
Noble Energy 4.15% 12/15/21		35,000	36,357
Praxair 1.25% 11/7/18		25,000	24,134
			510,262
Total Corporate Bonds (cost $2,912,854)			2,898,547

ΔRegional Bonds – 9.16%
Australia – 9.16%
New South Wales Treasury 6.00% 3/1/22	AUD	287,000	290,656
Treasury of Victoria 5.50% 12/17/24	AUD	280,000	273,347
Total Regional Bonds (cost $634,468)			564,003

«Senior Secured Loans – 4.01%
Calpine Construction Finance Tranche Loan B 3.00% 5/1/20	USD	50,000	49,741
Clear Channel Communications Tranche Loan B 3.65% 1/29/16		50,000	46,986
Gardner Denver Tranche Loan 1st Lien 4.25% 7/23/20		50,000	50,250
Great Wolf Resorts Tranche Loan 1st Lien 4.50% 7/31/20		50,000	49,750
Harbor Freight Tools 4.75% 7/25/19		50,000	50,479
Total Senior Secured Loans (cost $246,250)			247,206

ΔSovereign Bonds – 38.73%
Belgium – 6.07%
Belgium Government
4.25% 9/28/22	EUR	144,000	221,558
4.25% 3/28/41	EUR	100,000	152,718
			374,276
France – 3.65%
France Government O.A.T. 3.50% 4/25/20	EUR	150,000	225,060
			225,060
Germany – 4.39%
Deutschland Republic
2.25% 9/4/21	EUR	190,000	270,694
2.50% 1/4/21	EUR	20	29
			270,723
Ireland – 3.79%
Irish Government 3.90% 3/20/23	EUR	175,000	233,437
			233,437
Italy – 4.81%
Italy Buoni Poliennali Del Tesoro 5.50% 11/1/22	EUR	205,000	296,268
			296,268
Malaysia – 1.69%
Malaysia Government 4.262% 9/15/16	MYR	330,000	103,783
			103,783
Mexico – 1.48%
Mexican Bonos 7.75% 5/29/31	MXN	1,068,000	91,239
			91,239

Poland – 0.74%
Poland Government 5.75% 10/25/21	PLN	130,000	45,699
			45,699
Sweden – 2.66%
Swedish Government
3.00% 7/12/16	SEK	365,000	58,913
4.50% 8/12/15	SEK	640,000	104,944
			163,857
United Kingdom – 9.45%
United Kingdom Treasury Gilt
1.75% 1/22/17	GBP	65,000	102,276
4.00% 3/7/22	GBP	106,000	184,272
5.00% 3/7/25	GBP	157,100	295,644
			582,192
Total Sovereign Bonds (cost $2,463,651)			2,386,534

Short-Term Investments – 1.41%
Repurchase Agreements – 1.41%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $35,700
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $36,414)	USD	35,700	35,700

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $51,300
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $52,402)		51,300	51,300
Total Short-Term Investments (cost $87,000)			87,000

Total Value of Securities – 100.50%
(cost $6,354,384)			6,192,508
«Liabilities Net of Receivables and Other Assets – (0.50%)			(30,691)
Net Assets Applicable to 732,660 Shares Outstanding – 100.00%			$6,161,817

°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $980,909, which represented 15.92% of the Fund’s net assets. See Note 5 in “Notes.”
ΔSecurities have been classified by country of origin.
«Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.
«Includes $14,200 cash collateral for certain open derivatives and foreign currency valued at $2,310 with a cost of $2,375.

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(302,669)	USD	274,054	8/23/13	$2,411
BAML	BRL	133,260	USD	(58,396)	8/23/13	(218)
BAML	CAD	(114,010)	USD	109,949	8/23/13	(986)
BAML	EUR	736,033	USD	(967,091)	8/23/13	12,020
BAML	GBP	208,496	USD	(317,805)	8/23/13	(675)
BAML	JPY	199,792,915	USD	(1,997,105)	8/23/13	42,790
BAML	KRW	44,968,800	USD	(40,000)	8/23/13	(40)
BAML	MYR	(335,422)	USD	103,190	8/23/13	13
BAML	NOK	(84,229)	USD	13,859	8/23/13	(425)
BAML	NZD	475	USD	(368)	8/23/13	11
BAML	PLN	1,454,172	USD	(450,205)	8/23/13	3,918
BAML	SEK	(1,149,555)	USD	174,152	8/23/13	(2,104)
BAML	TRY	39,035	USD	(20,000)	8/23/13	57
BAML	ZAR	328,543	USD	(32,915)	8/23/13	272
CITI	PLN	(667,450)	USD	202,651	8/23/13	(5,787)
CITI	SEK	323,990	USD	(48,400)	8/23/13	1,276
GSC	PLN	(661,618)	USD	200,868	8/23/13	(5,749)
HSBC	GBP	(64,161)	USD	96,794	8/23/13	(796)
JPMC	IDR	287,762,973	USD	(28,040)	8/23/13	(345)
MSC	AUD	(96,716)	USD	87,497	8/23/13	695
TD	AUD	(91,790)	USD	82,777	8/23/13	396
TD	CAD	82,385	USD	79,145	8/23/13	1,017
TD	GBP	(200,000)	USD	301,730	8/23/13	(2,477)
TD	INR	186,419	USD	(3,040)	8/30/13	(3)
TD	NOK	296,837	USD	48,798	8/23/13	1,540
TD	ZAR	(324,761)	USD	32,619	8/23/13	(186)
Total						$46,625

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(1)	Euro-Bund Future	$(188,501)	$(189,373)	9/11/13	$(872)
(1)	U.S. Treasury 10 yr Notes	(126,169)	(126,438)	10/1/13	(269)
Total		$(314,670)			$(1,141)

Swap Contract
CDS Contract 2

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover Series19 V1	EUR 85,000	5.00%	6/20/18	$(3,802)

The use of foreign currency exchange contracts, futures contracts and swap contract involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional value presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of Abbreviations:
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
EUR – European Monetary Unit
GBP – British Pound Sterling
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PLN – Polish Zloty
SEK – Swedish Krona
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds - Delaware International Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income monthly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,381,147
Aggregate unrealized appreciation	$86,792
Aggregate unrealized depreciation	(275,431)
Net unrealized depreciation	$(188,639)

For federal income tax purposes, at Oct. 31, 2012, capital loss carryforwards of $199,397 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $154,783 expires in 2014, $21,289 expires in 2016 and $23,325 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Commercial Mortgage-Backed Security	$-	$9,218	$9,218
Corporate Bonds	-	3,145,753	3,145,753
Foreign Debt	-	2,950,537	2,950,537
Short-Term Investments	-	87,000	87,000
Total	$-	$6,192,508	$6,192,508

Foreign Currency Exchange Contracts	$-	$46,625	$46,625
Futures Contracts	(1,141)	-	(1,141)
Swap Contract	-	(3,802)	(3,802)

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $4,200 in cash collateral for futures contracts.

Options Contracts — During the period ended July 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at July 31, 2013.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. During the period ended July 31, 2013, the Fund did not enter into any CDS contracts as a seller of protection. For trades prior to June 10, 2013, the Fund posted $10,000 in cash collateral for certain open derivatives. The Fund received $10,000 in securities collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended July 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Real Estate Opportunities Fund

July 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 96.53%
Australia – 7.63%
Dexus Property Group	702,910	$663,512
Federation Centres	174,114	366,277
Goodman Group	217,402	922,497
@=†GPT Group-In Specie	1,377,200	0
Mirvac Group	152,068	224,203
Westfield Group	209,429	2,112,463
		4,288,952
Belgium – 0.63%
*Cofinimmo	3,109	355,648
		355,648
Canada – 2.02%
Boardwalk Real Estate Investment Trust	8,247	462,654
Canadian Real Estate Investment Trust	16,753	671,523
		1,134,177
China/Hong Kong – 8.88%
Hongkong Land Holdings	123,000	832,710
Hysan Development	122,384	519,967
Link REIT	93,500	457,530
*Sun Hung Kai Properties	165,053	2,202,721
Wharf Holdings	113,685	978,476
		4,991,404
France – 2.80%
*Klepierre	22,350	968,864
Unibail-Rodamco	2,494	604,263
		1,573,127
Germany – 1.24%
*Alstria Office REIT	59,335	694,535
		694,535
Japan – 10.20%
†GLP J-REIT	637	624,287
Japan Real Estate Investment	30	317,289
Kenedix Realty Investment	55	218,978
Mitsubishi Estate	44,642	1,135,248
Mitsui Fudosan	58,446	1,767,908
Nippon Building Fund	38	413,925
Sumitomo Realty & Development	30,000	1,257,210
		5,734,845
Mexico – 1.16%
Concentradora Fibra Hotelera Mexicana	326,918	649,552
		649,552
Singapore – 3.03%
CapitaLand	70,000	177,940
Global Logistic Properties	217,000	485,012
Keppel Land	87,000	252,650
Mapletree Logistics Trust	260,094	217,999
Suntec REIT	456,500	571,231
		1,704,832
Sweden – 0.52%
Hufvudstaden Class A	22,870	290,326
		290,326

United Kingdom – 6.96%
British Land	123,301	1,120,777
Derwent London	37,883	1,389,494
Great Portland Estates	77,458	655,173
Shaftesbury	77,831	748,315
		3,913,759
United States – 51.46%
Apartment Investment & Management	18,845	553,666
AvalonBay Communities	7,843	1,061,472
Boston Properties	11,420	1,221,369
BRE Properties	9,895	525,029
Camden Property Trust	14,642	1,032,847
CBL & Associates Properties	26,032	592,749
Colonial Properties Trust	12,340	298,751
Corporate Office Properties Trust	22,704	578,498
DCT Industrial Trust	33,157	249,009
DDR	54,944	938,444
Duke Realty	24,715	407,056
*DuPont Fabros Technology	11,860	271,713
Equity Lifestyle Properties	13,972	537,782
Equity Residential	24,092	1,349,152
First Industrial Realty Trust	39,642	648,543
First Potomac Realty Trust	37,784	512,729
General Growth Properties	58,163	1,206,301
HCP	12,500	548,375
Healthcare Realty Trust	21,546	553,948
Healthcare Trust of America Class A	20,394	223,314
Host Hotels & Resorts	45,777	817,577
Kilroy Realty	8,478	443,739
Kimco Realty	32,984	743,789
Lexington Reality Trust	49,860	625,244
Liberty Property Trust	13,368	510,791
Macerich	7,684	476,792
National Retail Properties	9,467	331,250
ProLogis	35,874	1,376,126
Public Storage	7,726	1,230,134
Ramco-Gershenson Properties Trust	32,362	501,287
RLJ Lodging Trust	11,410	276,350
Simon Property Group	23,349	3,737,240
†Strategic Hotel & Resorts	51,994	460,667
Summit Hotel Properties	45,723	462,717
†Sunstone Hotel Investors	22,095	285,909
Tanger Factory Outlet Centers	14,234	461,609
Ventas	18,637	1,225,196
Vornado Realty Trust	14,909	1,264,432
Washington REIT	13,953	375,057
		28,916,653
Total Common Stock (cost $51,487,675)		54,247,810

	Principal
	Amount (U.S. $)
Short-Term Investments – 2.91%
≠Discount Notes – 0.12%
Federal Home Loan Bank
0.045% 10/18/13	$25,382	25,381
0.045% 10/23/13	43,556	43,554
		68,935
Repurchase Agreements – 2.73%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $629,473
(collateralized by U.S. government obligations 0.75%-2.375%
2/28/15-10/31/17; market value $624,062)	629,473	629,473

BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price $904,528
(collateralized by U.S. government obligations 0.25%-4.25%
6/30/14-5/15/23; market value $923,961)	904,527	904,527
		1,534,000
≠U.S. Treasury Obligation – 0.06%
U.S. Treasury Bill 0.028% 10/24/13	30,822	30,820
		30,820
Total Short-Term Investments (cost $1,633,751)		1,633,755

Total Value of Securities Before Securities Lending Collateral – 99.44%
(cost $53,121,426)		55,881,565

	Number of
	Shares
**Securities Lending Collateral – 0.73%
Investment Companies
Delaware Investments Collateral Fund No.1	408,465	408,465
Total Securities Lending Collateral (cost $408,465)		408,465

©Total Value of Securities – 100.17%
(cost $53,529,891)		56,290,030
**Obligation to Return Securities Lending Collateral – (0.73%)		(408,465)
«Receivables and Other Assets Net of Liabilities – 0.56%		316,152
Net Assets Applicable to 8,648,402 Shares Outstanding – 100.00%		$56,197,717

ΔSecurities have been classified by country of origin.
@Illiquid security. At July 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
©Includes $390,617 of securities loaned.
«Includes foreign currency valued at $11,032 with a cost of $11,103.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$54,248,336
Aggregate unrealized appreciation	$4,493,545
Aggregate unrealized depreciation	(2,451,851)
Net unrealized appreciation	$2,041,694

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $105,487,995 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $174,637 expires in 2016, $51,128,017 expires in 2017, $50,784,384 expires in 2018 and $3,400,957 expires in 2019.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$54,247,810	$-	$-	$54,247,810
Short-Term Investments	-	1,633,755	-	1,633,755
Securities Lending Collateral	-	408,465	-	408,465
Total	$54,247,810	$2,042,220	$-	$56,290,030

The securities deemed worthless on the schedule of investments have been included as Level 3 securities within the fair value hierarchy.

During the period ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at July 31, 2013.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At July 31, 2013, the value of securities on loan was $390,617, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $408,465. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: